[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5TH FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-281-2715

Date of fiscal year end:	12/31

Date of reporting period:	9/30/06

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (94.9%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association,
Adjustable Rate Mortgages
4.75%, 7/20/25 - 9/20/27	$112	$113
5.125%, 12/20/25 - 11/20/27	46	46
5.375%, 1/20/25 - 2/20/28	802	810
		969
Agency Fixed Rate Mortgages (15.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools
10.50%, 1/1/10 - 5/1/19	3	3
11.50%, 10/1/15 - 5/1/19	19	21
Gold Pools
5.50%, 8/1/21	500	500
6.50%, 7/1/32 - 9/1/32	336	343
7.00%, 3/1/32	13	14
7.50%, 6/1/20 - 11/1/32	2,597	2,694
8.00%, 8/1/30 - 1/1/31	76	80
8.50%, 1/1/29 - 8/1/30	149	160
9.50%, 12/1/22	10	11
10.00%, 6/1/17	12	13
October TBA
5.50%, 10/15/16 (a)	9,375	9,369
Federal National Mortgage Association,
Conventional Pools
6.50%, 9/1/28 - 10/1/33	4,815	4,924
7.00%, 10/1/27 - 6/1/36	15,439	15,914
7.04%, 7/1/36	2,418	2,487
7.50%, 6/1/25 - 2/1/36	2,999	3,102
8.00%, 10/1/29 - 9/1/32	2,496	2,637
8.50%, 4/1/30 - 5/1/32	925	994
9.50%, 11/1/21 - 4/1/30	191	208
10.00%, 9/1/10 - 5/1/22	67	73
10.50%, 1/1/16 - 5/1/22	502	556
11.00%, 6/1/19 - 11/1/20	188	210
11.50%, 11/1/19	4	5
13.00%, 10/1/15	1	1
November TBA
7.00%, 11/25/33 (a)	12,350	12,678
Government National Mortgage Association
Various Pools
9.00%, 11/15/17 - 1/15/25	136	145
9.50%, 10/15/16 - 11/15/21	460	501
10.00%, 11/15/09 - 6/15/22	663	732
10.50%, 1/15/18 - 8/15/20	72	80
11.00%, 12/15/09 - 1/15/16	19	21
11.50%, 2/15/13 - 8/15/13	6	6
12.00%, 12/15/12 - 12/15/13	14	16
		58,498
Asset Backed Corporate (13.1%)
ACE Securities Corp.
5.44%, 7/25/35 (b)	607	608
American Express Credit Account Master Trust
5.44%, 11/16/09 - 12/15/09 (b)	4,325	4,331
Argent Securities, Inc.
5.38%, 10/15/46 (b)	2,775	2,775

Bank One Issuance Trust
3.59%, 5/17/10	2,000	1,970
Bear Stearns Asset Backed Securities, Inc.
5.45%, 8/25/35 (b)	491	492
5.53%, 9/25/34 (b)	385	385
5.55%, 3/25/35 (b)	1,013	1,014
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	820	816
5.41%, 1/15/08 (b)	525	525
Carrington Mortgage Loan Trust
5.45%, 10/25/35 (b)	862	863
5.48%, 9/25/35 (b)	631	632
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	1,730	1,762
Countrywide Asset-Backed Certificates
5.48%, 5/25/36 (b)	1,807	1,809
First Franklin Mortgage Loan Asset Backed Certificates
5.38%, 7/25/36 (b)	1,944	1,945
5.40%, 2/25/36 (b)	1,673	1,675
5.43%, 7/25/35 (b)	678	678
5.45%, 10/25/35 (b)	1,139	1,140
Fremont Home Loan Owner Trust
5.38%, 10/25/36 (b)	2,625	2,625
GE Capital Credit Card Master Note Trust
5.37%, 9/15/10 (b)	1,350	1,351
GE Dealer Floorplan Master Note Trust
5.41%, 7/20/09 (b)	2,000	2,003
Long Beach Mortgage Loan Trust
5.42%, 1/25/36 (b)	996	997
Mastr Asset Backed Securities Trust
5.42%, 3/25/35 (b)	48	48
MBNA Credit Card Master Note T rust
5.47%, 2/16/10 (b)	1,800	1,804
MBNA Master Credit Card Trust USA
5.90%, 8/15/11	400	409
7.00%, 2/15/12	1,350	1,426
7.80%, 10/15/12	1,400	1,531
Merrill Auto Trust Securitization
5.33%, 4/25/08 (b)	586	586
Nationstar Home Equity Loan Trust
5.40%, 9/25/36 (b)	2,650	2,650
New Century Home Equity Loan Trust
5.86%, 11/25/34 (b)	1,187	1,190
Option One Mortgage Loan Trust
5.63%, 11/25/34 (b)	484	484
Ownit Mortgage Loan Asset Backed Certificates
5.44%, 3/25/36 (b)	19	19
Residential Asset Mortgage Products, Inc.
5.40%, 6/25/29 (b)	2,237	2,238
Specialty Underwriting & Residential Finance
5.44%, 12/25/35 (b)	101	101
5.45%, 6/25/36 (b)	1,029	1,030
Structured Asset Investment Loan Trust
5.40%, 3/25/36 (b)	1,215	1,216
5.43%, 7/25/35 (b)	455	455
Structured Asset Securities Corp.
5.53%, 6/25/35 (b)	1,834	1,836
TERRA
5.46%, 6/15/17 (b)(c)	1,080	1,080
Terwin Mortgage Trust
5.45%, 7/25/35 (b)(c)	244	245
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	375	369

Wachovia Mortgage Loan Trust LLC
5.44%, 10/25/35 (b)	434	434
		49,547
Collateralized Mortgage Obligations - Agency Collateral Series (2.2%)
Bear Stearns Asset Backed Securities NIM
IO
Zero Coupon, 5/25/36	25,848	508
Countrywide Alternative Loan Trust
IO
0.48%, 1/25/36 (b)	9,693	519
1.37%, 9/25/46	20,975	1,111
1.48%, 12/20/35 (b)(c)	14,515	449
2.33%, 12/20/35 (b)(c)	12,588	666
PO
Zero Coupon, 3/20/46	9,687	487
Countrywide Home Loan Mortgage Pass Through Trust
PO
Zero Coupon, 2/25/35	11,437	256
Federal Home Loan Mortgage Corporation
IO
5.00%, 9/15/14 - 6/15/17	3,622	298
6.00%, 5/1/31	678	133
6.50%, 4/1/28	607	128
7.50%, 12/1/29	40	11
8.00%, 1/1/28 - 6/1/31	74	17
IO , Inv Fl
2.62%, 3/15/32	355	27
2.67%, 3/15/32	270	20
3.22%, 10/15/29	26	1
Federal National Mortgage Association
IO
6.00%, 8/25/32 - 7/25/33	1,383	289
6.50%, 5/25/33 - 6/25/33	1,823	393
7.00%, 4/25/33	587	126
7.50%, 11/1/29	146	39
8.00%, 4/1/24 - 8/1/31	621	138
9.00%, 11/1/26	11	3
IO , Inv Fl
2.22%, 2/17/31	246	15
2.77%, 12/25/29	42	@—
2.87%, 10/25/28	126	5
3.27%, 3/18/30	17	@—
5.00%, 2/25/15	1,000	36
6.50%, 2/25/33	227	44
PO
3/25/36	12,627	326
Government National Mortgage Association
IO , Inv FI, PAC
3.07%, 6/16/27	1,200	36
IO , Inv Fl
2.25%, 9/16/31	84	4
2.63%, 9/16/27	100	6
2.67%, 4/16/29	585	29
2.87%, 8/16/31	83	5
3.17%, 9/20/30	147	9
3.22%, 12/16/29	157	13
3.27%, 8/16/29	161	12
Greenpoint Mortgage Funding Trust
PO
8/25/45 - 10/25/45	16,309	516
Harborview Mortgage Loan Trust
IO
1.05%, 6/19/35 (b)	8,741	194
1.35%, 5/19/35 (b)	12,977	316
1.68%, 7/20/36 (b)	10,693	446

PO
3/19/37 - 7/25/46	9,242	439
Indymac Index Mortgage Loan Trust
IO
0.95%, 7/7/35 (b)	7,750	254
		8,324
Finance (5.3%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (c)	1,450	1,515
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	380	373
AXA Financial, Inc.
6.50%, 4/1/08	255	259
CIT Group, Inc.
3.65%, 11/23/07	300	295
Countrywide Home Loans, Inc.
3.25%, 5/21/08	645	625
EOP Operating LP
6.76%, 6/15/07	100	101
Farmers Exchange Capital
7.05%, 7/15/28 (c)	705	725
Farmers Insurance Exchange
8.625%, 5/1/24 (c)	250	297
General Electric Capital Corp.
4.25%, 12/1/10	280	271
5.875%, 2/15/12	105	108
Hartford Financial Services Group, Inc.
7.90%, 6/15/10	235	255
HSBC Finance Corp.
4.125%, 12/15/08	185	181
5.875%, 2/1/09	580	590
6.375%, 10/15/11	260	272
6.75%, 5/15/11	320	339
8.00%, 7/15/10	195	213
JPMorgan Chase & Co.
5.35%, 3/1/07	415	415
6.00%, 2/15/09	80	81
7.00%, 11/15/09	275	289
M&I Marshall & IIsley Bank
3.80%, 2/8/08	775	760
Mantis Reef Ltd.
4.69%, 11/14/08 (c)	630	619
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	185	170
MBNA Corp.
5.91%, 5/5/08 (b)	700	705
Nationwide Building Society
4.25%, 2/1/10 (c)	795	772
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	370	368
7.50%, 6/1/17	385	400
Reckson Operating Partnership LP
5.15%, 1/15/11	290	286
Residential Capital Corp.
6.375%, 6/30/10	1,105	1,119
SLM Corp.
4.00%, 1/15/10	510	492
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	490	487
Two-Rock Pass Through Trust
6.34%, 2/15/49 (b)(c)	475	468
USB Capital IX
6.19%, 12/31/49 (b)	880	891
Wachovia Capital Trust III
5.80%, 12/31/49 (b)	2,760	2,770

Washington Mutual Bank FA
5.50%, 1/15/13	75	75
Washington Mutual, Inc.
8.25%, 4/1/10	705	766
World Financial Properties
6.91%, 9/1/13 (c)	1,038	1,090
Xlliac Global Funding
4.80%, 8/10/10 (c)	690	677
		20,119
Industrials (5.9%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	310	262
AT&T Corp.
8.00%, 11/15/31	755	926
AT&T, Inc.
6.15%, 9/15/34	415	403
Bowater Canada Finance Corp.
7.95%, 11/15/11	985	946
Brascan Corp.
7.125%, 6/15/12	530	568
Caterpillar Financial Services Corp.
3.625%, 11/15/07	130	128
5.46%, 8/20/07 (b)	560	561
Clorox Co.
5.51%, 12/14/07 (b)	595	596
Comcast Cable Communications, Inc.
6.75%, 1/30/11	350	368
8.375%, 5/1/07	75	76
ConAgra Foods, Inc.
7.00%, 10/1/28	190	206
8.25%, 9/15/30	245	302
Consumers Energy Co.
4.00%, 5/15/10	195	186
4.80%, 2/17/09	275	272
Cooper Industries, Inc.
5.25%, 11/15/12	445	443
CVS Corp.
5.75%, 8/15/11	160	162
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	360	429
Delhaize America, Inc.
9.00%, 4/15/31	395	465
Echostar DBS Corp.
6.375%, 10/1/11	565	552
6.625%, 10/1/14	215	205
FBG Finance, Ltd.
5.125%, 6/15/15 (c)	560	532
FedEx Corp.
2.65%, 4/1/07	325	321
France Telecom S.A.
8.50%, 3/1/31	575	752
General Motors Acceptance Corp.
6.875%, 9/15/11	1,440	1,434
General Motors Corp.
8.375%, 7/15/33	1,340	1,166
Glencore Nickel Property Ltd.
9.00%, 12/1/14 (d)(e)(f)	180	@—
Harrahs Operating Co., Inc.
6.50%, 6/1/16	920	903
Hewlett Packard Co.
5.52%, 5/22/09 (b)	550	551
Hyatt Equities LLC
6.875%, 6/15/07 (c)	380	383
ICI Wilmington, Inc.
4.375%, 12/1/08	230	225

Interpublic Group of Cos, Inc.
5.40%, 11/15/09	430	409
7.25%, 8/15/11	135	130
Lenfest Communications, Inc.
7.625%, 2/15/08	245	252
LG Electronics, Inc.
5.00%, 6/17/10 (c)	360	350
May Department Stores Co. (The)
6.70%, 7/15/34	150	150
Miller Brewing Co.
4.25%, 8/15/08 (c)	530	520
Mohawk Industries, Inc.
7.20%, 4/15/12	355	371
News America Holdings, Inc.
7.75%, 2/1/24	140	155
Norfolk Southern Corp.
7.35%, 5/15/07	305	308
Northrop Grumman Corp.
4.079%, 11/16/06	305	304
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	100	99
Pilgrim’s Pride Corp.
9.625%, 9/15/11	130	137
Sappi Papier Holding AG
6.75%, 6/15/12 (c)	260	250
Sealed Air Corp.
5.625%, 7/15/13 (c)	280	276
Sprint Capital Corp.
8.75%, 3/15/32	145	177
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	95	96
Systems 2001 AT LLC
6.66%, 9/15/13 (c)	619	651
TCI Communications, Inc.
7.875%, 2/15/26	190	215
Telecom Italia Capital S.A.
4.00%, 1/15/10	785	744
Telefonica Europe BV
8.25%, 9/15/30	620	740
Union Pacific Corp.
6.625%, 2/1/08	235	239
6.79%, 11/9/07	130	132
Verizon New England, Inc.
6.50%, 9/15/11	120	123
Viacom, Inc.
6.875%, 4/30/36 (c)	520	516
WellPoint, Inc.
3.75%, 12/14/07	175	172
4.25%, 12/15/09	165	160
Yum! Brands, Inc.
8.875%, 4/15/11	320	362
		22,361
Mortgages - Other (22.1%)
American Home Mortgage Assets
5.52%, 10/25/46 (b)	3,050	3,050
5.56%, 9/25/46 (b)	2,473	2,480
Banc of America Funding Corp.
5.68%, 9/20/35 (b)	1,085	1,092
Bear Stearns Mortgage Funding Trust
5.52%, 9/25/36 (b)	2,250	2,250
5.58%, 7/25/36 (b)	1,914	1,914
Bear Stearns Structured Products, Inc.
6.50%, 5/27/36	701	681
Countrywide Alternative Loan Trust
5.52%, 10/25/46 (b)	2,495	2,495
5.59%, 11/20/35 (b)	1,233	1,238

5.60%, 7/25/46 (b)		1,877	1,885
6.26%, 2/25/36 (b)		2,298	2,321
Countrywide Home Loan Mortgage Pass Through Trust
5.63%, 4/25/36 (b)		2,002	2,005
Downey Savings & Loan Association Mortgage Loan Trust
5.50%, 4/19/46 (b)		2,392	2,393
5.52%, 10/19/36 (b)		2,485	2,485
Federal National Mortgage Association
7.00%, 9/25/32		432	449
7.01%, 8/1/36		1,670	1,718
Greenpoint Mortgage Funding Trust
5.65%, 3/25/36 (b)		2,062	2,065
GSR Mortgage Loan Trust
5.52%, 8/25/46 (b)		2,359	2,359
Harborview Mortgage Loan Trust
5.53%, 8/25/46 (b)		2,445	2,445
5.56%, 7/20/46 (b)		1,733	1,735
5.58%, 9/19/36 (b)		2,047	2,048
5.62%, 10/25/36 - 7/19/45 (b)		3,349	3,352
5.71%, 11/19/35 (b)		1,159	1,167
Indymac Index Mortgage Loan Trust
5.45%, 7/25/46 (b)		2,400	2,414
5.54%, 11/25/36 (b)		1,900	1,900
5.58%, 6/25/46 (b)		2,177	2,185
5.61%, 7/25/35 (b)		604	607
Luminent Mortgage Capital, Inc.
5.53%, 10/25/46 (b)		1,875	1,875
5.57%, 4/25/36 (b)		1,567	1,571
5.58%, 5/25/36 (b)		1,370	1,375
Merrill Lynch Mortgage Investors, Inc.
5.45%, 8/25/35 (b)		907	908
Residential Accredit Loans, Inc.
5.56%, 5/25/46 (b)		1,375	1,377
5.59%, 2/25/46 (b)		785	786
5.60%, 2/25/46 (b)		838	838
Structured Asset Mortgage Investments, Inc.
5.50%, 11/25/36 (a)		1,850	1,850
5.52%, 2/25/36		1,243	1,244
5.56%, 7/25/36 - 8/25/36 (b)		4,950	4,953
5.60%, 4/25/36 (b)		2,689	2,691
Wamu Alternative Mortgage Pass-Through Certificates
5.50%, 4/25/46 - 5/25/46 (b)		3,806	3,804
Washington Mutual, Inc.
5.58%, 11/25/45 - 12/25/45 (b)		3,280	3,292
5.59%, 7/25/44 - 10/25/45 (b)		1,303	1,306
5.60%, 4/25/45 (b)		1,219	1,223
5.62%, 8/25/45 (b)		659	661
5.69%, 7/25/45 (b)		1,031	1,036
Zuni Mortgage Loan Trust
5.46%, 7/25/36 (b)		1,788	1,787
			83,310
Sovereign (0.7%)
Mexican Bonos
10.00%, 12/5/24	MXN	12,445	1,292
Republic of Argentina
5.83%, 12/31/33	$1,445		588
Republic of South Africa
13.50%, 9/15/15	ZAR	3,185	534
			2,414
U.S. Treasury Securities (28.0%)
U.S. Treasury Bond
6.125%, 8/15/29	$10,450		12,322
6.375%, 8/15/27		2,025	2,432
8.125%, 8/15/19		6,525	8,607
8.50%, 2/15/20		8,400	11,450
8.75%, 8/15/20		1,600	2,233

U.S. Treasury Notes
3.375%, 2/15/08	4,000	3,926
3.875%, 2/15/13	745	716
4.25%, 11/15/13	1,150	1,125
U.S. Treasury Strip
IO
2.34%, 11/15/21	10,650	5,107
2.40%, 5/15/21	37,530	18,467
2.47%, 8/15/20	7,850	4,011
2.53%, 5/15/20	12,675	6,556
2.55%, 2/15/20	11,630	6,117
2.61%, 8/15/19	16,600	8,959
2.64%, 11/15/19	2,850	1,520
2.65%, 2/15/19	10,000	5,528
2.67%, 5/15/19	3,400	1,855
2.81%, 8/15/18	1,700	970
2.97%, 5/15/16	5,500	3,511
		105,412
Utilities (1.8%)
Arizona Public Service Co.
5.80%, 6/30/14	605	603
6.75%, 11/15/06	145	145
CC Funding Trust I
6.90%, 2/16/07	595	598
Cincinnati Gas & Electric Co.
5.70%, 9/15/12	240	242
Consolidated Natural Gas Co.
5.00%, 12/1/14	310	295
6.25%, 11/1/11	425	438
Detroit Edison Co.
6.125%, 10/1/10	270	278
Entergy Gulf States, Inc.
3.60%, 6/1/08	315	305
5.80%, 12/1/09 (b)	260	259
6.14%, 12/8/08 (b)(c)	550	551
Kinder Morgan Finance Co.
5.70%, 1/5/16	560	518
Kinder Morgan, Inc.
5.125%, 11/15/14	185	176
Monongahela Power Co.
5.00%, 10/1/06	210	210
Nisource Finance Corp.
5.97%, 11/23/09 (b)	300	300
Ohio Power Corp.
6.00%, 6/1/16	505	520
Plains All American Pipeline LP
6.70%, 5/15/36 (c)	505	529
PSEG Energy Holdings LLC
8.625%, 2/15/08	155	162
Sempra Energy
4.621%, 5/17/07	320	318
Texas Eastern Transmission LP
7.00%, 7/15/32	295	332
Wisconsin Electric Power Co.
3.50%, 12/1/07	120	118
		6,897
Total Fixed Income Securities ($357,649)		357,851

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp., 13.33% (Cost $333) (c)	1,550	283

No. of
Contracts
Put Option Purchased (0.0%)
90 Day EuroDollar (0.0%)
6/07 @ $94.25 (Cost $287) (g)	898	67

	Face
	Amount
	(000)
Short-Term Investments (13.1%)
Repurchase Agreement (13.0%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $49,178 (h)	49,156	49,156
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
5.16%, 1/11/07 (i)	525	518
Total Short-Term Investments (Cost $49,673)		49,674
Total Investments+(108.1%) (Cost $407,942)		407,875
Liabilities in Excess of Other Assets (-8.1%)		(30,714)
Net Assets (100%)		$377,161

(a)                                  Security is subject to delayed delivery.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2006.

(c)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                 Security was valued at fair value — At September 30, 2006, the Portfolio held fair valued security valued at less than $500, representing less than 0.05% of net assets.

(e)                                  Issuer is in default.

(f)                                    Security has been deemed illiquid — At September 30, 2006.

(g)                                 Non-income producing security.

(h)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(i)                                     A portion of the security was pledged to cover margin requirements for futures contracts.

@                                    Face Amount/Value is less than $500.

MXN                  Mexican Peso

Inv Fl                 Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on September 30, 2006.

IO                                   Interest Only

PAC                       Planned Amortization Class

PO                                Principal Only

TBA                      To Be Announced

ZAR                      South African Rand

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $407,942,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $67,000 of which $4,624,000 related to appreciated securities and $4,691,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5 yr. Note	153	$16,045	Dec-06	$99
U.S. Treasury
10 yr. Note	479	51,762	Dec-06	405
U.S. Treasury
Long Bond	185	20,795	Dec-06	352

Short:
U.S. Treasury
2 yr. Note	30	6,135	Dec-06	(10)
				$846

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (96.2%)
Argentina (3.5%)
Sovereign (3.5%)
Republic of Argentina
5.83%, 12/31/33		$10,800	$4,396
8.28%, 12/31/33 (a)		301	289
Republic of Argentina (Linked Variable Rate)
206.81%, 4/10/49 (b)		2,900	1,261
			5,946
Brazil (11.1%)
Corporate (0.8%)
Banco ABN Amro Real S.A.
Zero Coupon, 12/13/07	BRL	2,850	1,347
Sovereign (10.3%)
Citigroup, Inc.
6.00%, 5/18/09		$1,800	1,805
Federative Republic of Brazil
8.00%, 1/15/18 (h)		1,310	1,442
8.875%, 10/14/19 - 4/15/24		5,965	7,099
10.50%, 7/14/14 (h)		1,270	1,599
14.50%, 10/15/09		4,320	5,411
			17,356
			18,703
Bulgaria (1.1%)
Sovereign (1.1%)
Republic of Bulgaria
8.25%, 1/15/15 (c)		300	354
8.25%, 1/15/15		741	876
Republic of Bulgaria (Registered)
8.25%, 1/15/15		480	567
			1,797
Chile (1.2%)
Corporate (1.2%)
Empresa Nacional de Petroleo
6.75%, 11/15/12 (c)		1,930	2,040
Colombia (3.3%)
Sovereign (3.3%)
Republic of Colombia
7.375%, 9/18/37		1,440	1,461
8.125%, 5/21/24 (h)		1,120	1,238
8.25%, 12/22/14 (h)		470	521
9.75%, 4/9/11		749	819
11.75%, 2/25/20		1,010	1,419
			5,458
Ecuador (1.1%)
Sovereign (1.1%)
Republic of Ecuador
9.375%, 12/15/15 (h)		390	379
10.00%, 8/15/30 (d)(h)		1,580	1,450
			1,829
Indonesia (3.7%)
Corporate (3.7%)
Pindo Deli Finance Mauritius
Tranche A, 6.50%, 4/28/15 (c)(e)		749	573
Tranche B, 6.50%, 4/28/18 (e)		3,280	1,689
Tranche C, 6.50% 4/28/27 (c)		2,691	336
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 6.50%, 4/28/15 (e)		609	466
Tranche A, 6.50%, 4/28/15 (c)(e)		1,464	1,120
Tranche B, 6.50%, 4/28/18 (c)(e)		2,867	1,534
Tranche C, 6.50%, 4/28/27 (c)		2,923	395
			6,113

Ivory Coast (0.2%)
Sovereign (0.2%)
Republic of Ivory Coast
19.73%, 3/31/18 (b)		1,530	390
Mexico (20.3%)
Corporate (6.7%)
Pemex Project Funding Master Trust
6.69%, 6/15/10 (c)(e)		3,050	3,125
8.625%, 12/1/23		1,350	1,627
9.125%, 10/13/10		2,700	3,029
9.50%, 9/15/27 (h)		2,690	3,517
			11,298
Sovereign (13.6%)
Mexican Bonos
8.00%, 12/17/15	MXN	41,100	3,687
10.00%, 12/5/24		107,990	11,205
United Mexican States
7.50%, 1/14/12	$1,210		1,331
8.125%, 12/30/19		1,537	1,848
8.375%, 1/14/11		3,590	4,016
11.50%, 5/15/26		446	707
			22,794
			34,092
Nigeria (2.3%)
Sovereign (2.3%)
Central Bank of Nigeria Par Bond
6.25%, 11/15/20 (d)		1,750	1,745
Central Bank of Nigeria Credit-Linked Mortgage Bond
15.00%, 1/30/09		1,977	2,114
			3,859
Panama (2.4%)
Sovereign (2.4%)
Republic of Panama
7.125%, 1/29/26		1,050	1,105
7.25%, 3/15/15		520	558
9.375%, 4/1/29		1,300	1,683
9.625%, 2/8/11		645	740
			4,086
Peru (2.7%)
Sovereign (2.7%)
Republic of Peru
8.375%, 5/3/16 (h)		890	1,030
8.75%, 11/21/33 (h)		2,250	2,767
9.875%, 2/6/15		555	690
			4,487
Philippines (12.1%)
Sovereign (12.1%)
Republic of Philippines
8.875%, 3/17/15 (h)		6,370	7,294
9.00%, 2/15/13		1,680	1,896
9.50%, 2/2/30 (h)		7,407	9,147
10.625%, 3/16/25		1,460	1,953
			20,290
Qatar (0.6%)
Sovereign (0.6%)
State of Qatar (Registered)
9.75%, 6/15/30		660	978
Russia (15.0%)
Corporate (3.2%)
Gaz Capital for Gazprom
8.625%, 4/28/34		2,640	3,288
RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.175%, 5/16/13 (c)		1,910	1,991
7.175%, 5/16/13		190	198
			5,477
Sovereign (11.8%)
Russian Federation
5.00%, 3/31/30 (c)(d)		1,628	1,819
Russian Federation (Registered)

5.00%, 3/31/30 (d)		3,001	3,351
8.25%, 3/31/10		1,920	2,022
11.00%, 7/24/18		3,771	5,426
12.75%, 6/24/28		3,990	7,167
			19,785
			25,262
South Africa (0.7%)
Sovereign (0.7%)
Republic of South Africa
13.50%, 9/15/15 (h)	ZAR	6,775	1,136
Trinidad (1.1%)
Corporate (1.1%)
National Gas of Trinidad & Tobago, Ltd.
6.05%, 1/15/36 (c)		$1,969	1,897
Tunisia (0.4%)
Sovereign (0.4%)
Banque Centrale de Tunisie
7.375%, 4/25/12		660	719
Turkey (7.0%)
Sovereign (7.0%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 6/28/07		5,050	4,655
J.P. Morgan Chase & Co.
Zero Coupon, 6/27/07		3,536	2,974
Republic of Turkey
7.00%, 9/26/16		2,050	2,019
11.00%, 1/14/13		1,700	2,054
			11,702
Venezuela (6.4%)
Sovereign (6.4%)
Republic of Venezuela
5.75%, 2/26/16		990	909
8.50%, 10/8/14 (h)		1,300	1,443
9.375%, 1/13/34 (h)		1,892	2,343
10.75%, 9/19/13		4,960	6,076
			10,771
Total Fixed Income Securities (Cost $159,739)			161,555

	No. of
	Warrants
Warrants (0.8%)
Argentina (0.6%)
Republic of Argentina
expiring 12/15/35 (a)(g)	802,925	80
expiring 12/15/35 (g)	30,326,409	893
		973
Nigeria (0.1%)
Central Bank of Nigeria
expiring 11/15/20 (g)	1,250	250
Venezuela (0.1%)
Republic of Venezuela Oil-linked Payment Obligation
expiring 4/15/20 (g)	3,750	135
Total Warrants (Cost $470)		1,358

	Face
	Amount (000)
Short-Term Investments (18.6%)
Short-Term Debt Securities held as Collateral (17.1%)
Alliance & Leicester plc, 5.32%, 10/10/06 (e)	$718	718
AmSouth Bank, 5.30%, 10/2/06 (e)	1,437	1,437
Bancaja, 5.37%, 1/19/07 (e)	359	359
Bank of America Corp.,
5.31%, 10/2/06 (e)	159	159
5.32%, 10/2/06 (e)	1,149	1,149
Bank of New York Co., Inc. 5.32%, 10/10/06 (e)	359	359
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (e)	718	718
5.44%, 10/2/06 (e)	718	718
BNP Paribas plc, 5.36%, 11/20/06 (e)	718	718
CIC, N.Y., 5.31%, 10/5/06	503	503
Ciesco LLC, 5.30%, 10/10/06	335	335

Dekabank Deutsche Girozentrale, 5.51%,10/19/06 (e)	733	733
Deutsche Bank Securities, Inc., 5.40%,10/2/06	4,461	4,461
Dexia Bank, New York, 5.33%, 10/2/06 (e)	718	718
Five Finance, Inc., 5.33%, 10/2/06 (e)	718	718
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (e)	359	359
5.49%, 10/2/06 (e)	675	675
HSBC Finance Corp., 5.32%, 10/6/06 (e)	359	359
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (e)	359	359
Manufacturers & Traders Trust Co.,
5.31%, 10/30/06 (e)	216	216
5.32%, 10/19/06 (e)	1,436	1,436
Merrill Lynch & Co, 5.46%, 10/26/06 (e)	378	378
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (e)	359	359
National City Bank Cleveland,
5.32%, 10/2/06 (e)	1,041	1,041
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (e)	1,436	1,436
Nationwide Building Society, 5.42%, 12/28/06 (e)	833	833
Newport Funding Corp., 5.33%, 10/2/06	713	713
Nordea Bank, New York, 5.31%, 10/2/06 (e)	1,077	1,077
Norinchukin Bank, New York,
5.31%, 10/10/06	359	359
5.33%, 11/1/06	718	718
Rhein-Man Securitisation Ltd.,
5.30%, 10/5/06	513	513
5.30%, 10/20/06	143	143
Scaldis Capital LLC, 5.29%, 10/20/06	715	715
Skandi N.Y., 5.32%, 10/10/06 (e)	718	718
SLM Corp., 5.33%, 10/20/06 (e)	718	718
Ticonderoga Funding LLC, 5.29%, 10/25/06	143	143
Unicredito Itallano Bank (Ireland) plc, 5.34%,10/10/06 (e)	503	503
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (e)	144	144
5.31%, 10/2/06 (e)	1,077	1,077
		28,795
Repurchase Agreement (1.5%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $2,454 (f)	$2,453	2,453
Total Short-Term Investments (Cost $31,248)		31,248
Total Investments + (115.6%) (Cost $191,457) — including $28,089 of Securities Loaned		194,161
Liabilities in Excess of Other Assets (-15.6%)		(26,215)
Net Assets (100%)		$167,946

(a)	Security was valued at fair value — At September 30, 2006, the Portfolio held $369,000 of fair valued securities, representing 0.2% of net assets.
(b)	Issuer is in default.
(c)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Step Bond — Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September, 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Non-income producing security.
(h)	All or a portion of security on loan at September 30, 2006.
BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $191,457,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,704,000 of which $10,705,000 related to appreciated securities and $8,001,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (96.5%)
(Unless Otherwise Noted)
Argentina (0.2%)
Tenaris S.A. ADR	50,000	$1,769
Austria (0.9%)
Raiffeisen International Bank Holding AG	75,637	8,057
Brazil (10.9%)
All America Latina Logistica S.A.	478,000	3,737
Banco Itau Holding Financeira S.A. (Preference)	205,963	6,167
Banco Itau Holding Financeira S.A. ADR	220,226	6,607
CPFL Energia S.A.	93,280	1,201
CPFL Energia S.A. ADR	30,280	1,164
CVRD ADR	761,694	14,154
CVRD, Class A (Preference)	9,306	172
Gerdau S.A. ADR	229,983	3,116
Gerdau S.A. (Preference)	128,900	1,743
Investimentos Itau S.A. (Preference)	955,412	3,924
Lojas Americanas S.A. (Preference) (e)	77,783,700	3,148
Natura Cosmeticos S.A.	277,500	3,408
Petrobras S.A. (Preference)	171,252	3,193
Petrobras S.A. ADR	268,100	20,065
Petrobras S.A. ADR (Preference)	30,924	2,592
Tam S.A. ADR (a)	230,550	7,354
Tractebel Energia S.A.	369,300	2,989
Unibanco - Uniao de Bancos Brasileiros S.A.	129,948	963
Unibanco - Uniao de Bancos Brasileiros S.A. ADR	150,510	11,138
Votorantim Celulose e Papel S.A. ADR	40,970	694
		97,529
Chile (0.6%)
Enersis S.A. (Chile) ADR	432,900	5,714
China/Hong Kong (8.1%)
Air China Ltd., Class H	9,852,000	4,249
Bank of China Ltd. (a)	6,506,000	2,798
China Construction Bank, Class H (c)	12,347,000	5,341
China Life Insurance Co., Ltd.	3,305,000	6,465
China Merchants Bank Co., Ltd. (a)	316,300	446
China Mobile Hong Kong Ltd.	1,921,000	13,574
China Petroleum & Chemical Corp., Class H	8,628,000	5,360
China Resources Power Holdings Co.	3,141,000	3,322
China Shipping Development Co., Ltd., Class H	1,806,000	1,725
Global Bio-Chem Technology Group Co., Ltd.	7,260,000	2,031
GOME Electrical Appliances Holdings Ltd.	5,626,000	4,564
Grande Holdings Ltd.	907,000	363
Moulin Global Eyecare Holdings Ltd. (a)(b)(e)	778,000	@—
PetroChina Co., Ltd., Class H	6,168,000	6,635
PICC Property & Casualty Co., Ltd. (a)	10,002,000	3,659
Ping An Insurance Group Co. of China Ltd., Class H	1,592,000	5,722
Shenzhen Investment Ltd.	8,142,000	2,874
TPV Technology Ltd.	3,316,000	3,150
Victory City International Holdings Ltd.	1,857,000	603
		72,881
Colombia (0.5%)
BanColombia S.A. ADR	168,170	4,810
Czech Republic (2.8%)
Central European Media Enterprises Ltd. (a)	125,800	8,435
CEZ A.S.	271,300	9,609
Komercni Banka A.S.	47,900	7,099
		25,143

Hungary (0.7%)
Gedeon Richter Rt.	29,422	6,076
India (7.5%)
ABB Ltd. India	70,500	4,486
Bharat Heavy Electricals Ltd.	206,057	10,763
Bharti Airtel Ltd. (a)	272,000	2,937
Cipla Ltd.	466,950	2,669
Container Corp. of India Ltd.	72,664	2,672
Gammon India Ltd	40,505	322
Glenmark Pharmaceuticals Ltd.	278,000	1,903
Gujarat Ambuja Cements Ltd.	678,500	1,726
HCL Technologies Ltd.	239,400	2,868
HDFC Bank Ltd.	158,500	3,194
Hindustan Lever Ltd.	856,500	4,796
Hotel Leela Venture Ltd.	31,127	45
Housing Development Finance Corp., Ltd.	94,700	3,162
ICICI Bank Ltd. ADR	66,500	2,042
Infosys Technologies Ltd.	127,484	5,135
ITC Ltd.	518,500	2,119
ITC Ltd. GDR (Registered)	208,500	832
Mahindra & Mahindra Ltd.	244,100	3,615
Morgan Stanley India Growth Fund (Cost $708) (a)(d)	3,926,900	3,450
Punjab National Bank (b)	225,500	2,714
Siemens India Ltd.	126,000	2,945
UTI Bank Ltd.	340,500	2,812
		67,207
Indonesia (3.3%)
Astra International Tbk PT	2,732,400	3,688
Bank Central Asia Tbk PT	6,389,500	3,342
Bank Mandiri Persero Tbk PT	10,475,000	2,640
Bank Rakyat Indonesia Tbk PT	5,731,500	3,044
Perusahaan Gas Negara Tbk PT	1,894,000	2,474
Telekomunikasi Indonesia Tbk PT	12,596,500	11,538
United Tractors Tbk PT	3,907,000	2,562
		29,288
Malaysia (0.2%)
Bandar Raya Developments Bhd	1,288,400	363
Tenaga Nasional Bhd	617,000	1,623
		1,986
Mexico (10.7%)
America Movil S.A. de C.V., Class L ADR	791,015	31,142
Corp. GEO S.A. de C.V., Series B (a)	994,700	4,185
Grupo Financiero Banorte S.A. de C.V., Class O	1,960,600	6,136
Grupo Televisa S.A. ADR	1,127,420	23,969
Wal-Mart de Mexico S.A. de C.V., Class V	8,332,390	28,346
Wal-Mart de Mexico S.A. de C.V., ADR	56,932	1,936
		95,714
Morocco (0.8%)
Banque Marocaine du Commerce Exterieur	33,220	4,112
ONA S.A.	22,700	3,461
		7,573
Pakistan (1.1%)
Fauji Fertilizer Co., Ltd.	636,000	1,229
HUB Power Co.	1,908,000	819
National Bank of Pakistan	543,620	2,274
Oil & Gas Development Co., Ltd.	893,000	1,886
Pakistan Petroleum Ltd.	321,900	1,249
Pakistan State Oil Co., Ltd.	164,300	847
Pakistan Telecommunication Co., Ltd.	2,215,200	1,505
		9,809
Peru (0.5%)
Credicorp Ltd.	107,660	4,520
Philippines (0.4%)
Ayala Corp.	169,520	1,604
Philippines Long Distance Telephone Co.	39,780	1,799
		3,403

Poland (3.3%)
Bank Millennium S.A.	1,756,897	3,590
Bank Pekao S.A.	137,537	8,568
Polski Koncern Naftowy Orlen S.A.	150,897	2,361
Powszechna Kasa Oszczednosci Bank Polski S.A.	595,867	6,947
TVN S.A. (a)	240,426	8,100
		29,566
Russia (12.7%)
CTC Media, Inc. (a)	300,400	6,699
Efes Breweries International N.V. GDR (a)	79,499	2,594
LUKOIL ADR	264,346	19,958
MMC Norilsk Nickel ADR	17,410	2,263
Novatek OAO GDR	264,655	13,167
OAO Gazprom ADR	82,800	3,618
OAO Gazprom ADR (Registered)	445,250	19,279
Sberbank RF	1,650	3,593
Sberbank RF GDR (a)	77,998	18,018
Surgutneftegaz ADR	82,831	5,376
Unified Energy System (Registered) GDR	154,634	11,288
Wimm-Bill-Dann Foods OJSC ADR	190,100	8,463
		114,316
South Africa (7.2%)
African Bank Investments Ltd.	213,540	606
African Oxygen Ltd.	11,623	44
Aspen Pharmacare Holdings Ltd. (a)	1,443,890	6,451
Aveng Ltd.	1,015,520	3,586
Gold Fields Ltd.	241,800	4,268
Gold Fields Ltd. ADR	350,825	6,259
Group Five Ltd./South Africa	642,960	2,889
Harmony Gold Mining Co., Ltd. (a)	114,786	1,482
Harmony Gold Mining Co., Ltd. ADR (a)	68,039	880
Impala Platinum Holdings Ltd.	24,731	4,080
Massmart Holdings Ltd.	152,500	1,114
Mittal Steel South Africa Ltd.	100	1
Murray & Roberts Holdings Ltd.	848,120	3,484
Naspers Ltd., Class N	590,260	9,064
Pretoria Portland Cement Co., Ltd.	60,900	2,720
Reunert Ltd	485,510	4,248
Sasol Ltd.	265,610	8,730
Tiger Brands Ltd.	287,374	5,221
		65,127
South Korea (11.6%)
AmorePacific Corp. (a)	6,223	2,894
CDNetworks Co. Ltd (a)	29,140	1,012
Cheil Communications, Inc.	7,661	1,716
Cheil Industries, Inc.	77,870	3,378
Doosan Heavy Industries and Construction Co., Ltd.	34,370	1,429
Doosan Infracore Co., Ltd.	89,180	1,767
GS Engineering & Construction Corp.	70,000	4,897
GS Holdings Corp.	70,350	2,461
Hite Brewery Co. Ltd.	25,673	3,174
Hynix Semiconductor, Inc. (a)	62,800	2,475
Hyundai Heavy Industries Co., Ltd.	5,887	815
Hyundai Mipo Dockyard	24,415	3,045
Hyundai Motor Co. (2nd Preference)	57,710	3,013
Kookmin Bank	78,590	6,196
Korea Zinc Co., Ltd.	33,880	3,061
LG Telecom Ltd. (a)	289,090	3,376
NHN Corp. (a)	33,460	3,511
Orion Corp.	18,104	4,171
Samsung Electronics Co., Ltd.	26,817	18,818
Samsung Electronics Co., Ltd. (Preference)	9,686	5,087
Samsung Fire & Marine Insurance Co., Ltd.	36,430	5,602
Shinhan Financial Group Co., Ltd.	164,330	7,407
Shinsegae Co., Ltd.	3,864	2,001

SK Corp.	76,460	5,083
SK Telecom Co., Ltd.	20,996	4,471
Woongjin Coway Co., Ltd.	132,050	3,224
		104,084
Taiwan (8.0%)
Acer, Inc.	1,746,000	2,959
Catcher Technology Co., Ltd.	366,022	3,141
Cathay Financial Holding Co., Ltd.	894,372	1,792
Chang Hwa Commercial Bank (a)	5,611,000	3,382
Chinatrust Financial Holding Co.	777,400	580
Delta Electronics, Inc.	3,444,219	9,886
Epistar Corp.	855,549	2,805
Eva Airways Corp.	411	@—
Everlight Electronics Co. Ltd	1,324,980	3,659
Far Eastern Textile Co., Ltd.	2,177,640	1,615
High Tech Computer Corp.	224,400	5,939
HON HAI Precision Industry Co., Ltd.	405,840	2,471
King Slide Works Co., Ltd	157,200	817
Largan Precision Co., Ltd.	214,034	4,384
MediaTek, Inc.	742,500	7,044
Phoenix Precision Technology Corp.	43,105	57
Powerchip Semiconductor Corp.	2,706,920	1,730
Shin Kong Financial Holdings Co., Ltd.	3,065,130	2,820
Silitech Technology Corp.	1,158	6
Taishin Financial Holdings Co., Ltd. (a)	2,404,642	1,217
Taiwan Semiconductor Manufacturing Co., Ltd.	3,313,000	5,976
Transcend Information, Inc.	1,080,288	2,791
Tripod Technology Corp.	808,080	2,466
Tsann Kuen Enterprise Co., Ltd.	1,185,627	1,068
Unimicron Technology Corp.	480,880	594
Wistron Corp.	1,969,668	2,235
		71,434
Thailand (1.2%)
Advanced Info Service PCL (Foreign)	292,100	700
Bangkok Bank PCL (Foreign)	631,500	1,849
CP Seven Eleven PCL (Foreign)	9,048,700	1,445
Italian-Thai Development PCL (Foreign)	2,324,900	350
Kasikornbank PCL (Foreign)	828,900	1,522
Lalin Property PCL (Foreign)	1,988,100	250
PTT Exploration & ProductionPCL (Foreign)	374,500	1,057
PTT PCL (Foreign)	327,500	1,883
Siam Commercial Bank PCL (Foreign)	895,400	1,430
		10,486
Turkey (3.3%)
Akcansa Cimento A.S.	415,906	1,977
BIM Birlesik Magazalar A.S.	122,849	4,623
Dogan Yayin Holding A.S. (a)	1,560,302	4,863
Turkiye Garanti Bankasi A.S.	2,128,656	6,297
Turkiye Is Bankasi, Class C	873,300	4,642
Turkiye Vakiflar Bankasi T.A.O., Class D	793,000	3,508
Yapi Ve Kredi Bankasi A.S. (a)	2,084,822	3,607
		29,517
Total Common Stocks (Cost $691,657)		866,009

	Face
	Amount
	(000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MCSI Holding Ltd., 5.00%, 4/15/07 (Secured Notes) (Cost $149) (b)(e)	$154	146
Short-Term Investment (3.3%)
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $29,326 (Cost $29,313) (f)	29,313	29,313
Total Investments + (99.8%) (Cost $721,119)		895,468
Other Assets in Excess of Liabilities (0.2%)		2,176
Net Assets (100%)		$897,644

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2006, the Portfolio held $2,860,000 of fair valued securities, representing 0.3% of net assets.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the period ended September 30, 2006, there were no purchases or sales of this security. The Portfolio did not derive any income from this security during the period ended September 30, 2006.

(e)	Security has been deemed illiquid at September 30, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5 Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than 500.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $721,119,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $174,349,000 of which $202,556,000 related to appreciated securities and $28,207,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In			Appreciation
Deliver			Settlement	Exchange For		Value	(Depreciation)
(000)		Value (000)	Date	(000)		(000)	(000)
BRL	56,909	$25,792	12/13/06	USD	25,672	$25,672	$(120)
USD	487	487	10/2/06	TRY	733	484	(3)
ZAR	3,754	482	10/2/06	USD	492	492	10
ZAR	6,568	843	10/3/06	USD	856	856	13
ZAR	4,537	582	10/4/06	USD	592	592	10
ZAR	2,675	343	10/5/06	USD	348	348	5
ZAR	195,385	24,992	11/14/06	USD	28,547	28,547	3,555
		$53,521				$56,991	$3,470

BRL — Brazilian Real
TRY — New Turkish Lira
USD — United States Dollar
ZAR — South African Rand

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)

Common Stocks (97.2%)
Advertising Agencies (1.3%)
Monster Worldwide, Inc. (a)	51,456	$1,862
Air Transport (1.9%)
Expeditors International Washington, Inc.	62,143	2,770
Biotechnology Research & Production (1.4%)
Genentech, Inc. (a)	25,525	2,111
Building: Cement (1.5%)
Cemex S.A. de C.V. ADR (a)	71,312	2,145
Casinos & Gambling (1.6%)
International Game Technology	55,274	2,294
Communications & Media (1.6%)
McGraw-Hill Cos., Inc. (The)	39,825	2,311
Communications Technology (4.4%)
America Movil S.A. de C.V., Class L ADR	109,809	4,323
Crown Castle International Corp. (a)	60,024	2,115
		6,438
Computer Services Software & Systems (10.6%)
Akamai Technologies, Inc. (a)	48,310	2,415
Google, Inc., Class A (a)	19,829	7,969
Yahoo!, Inc. (a)	203,254	5,138
		15,522
Computer Technology (3.1%)
Apple Computer, Inc. (a)	31,667	2,439
Dell, Inc. (a)	96,008	2,193
Seagate Technology, Inc. (b)(c)	27,600	@—
		4,632
Consumer Electronics (2.5%)
Electronic Arts, Inc. (a)	66,548	3,706
Education Services (1.9%)
Apollo Group, Inc., Class A (a)	56,650	2,789
Electronics: Semi-Conductors/Components (1.2%)
Marvell Technology Group Ltd. (a)	89,276	1,729
Energy — Miscellaneous (3.8%)
Ultra Petroleum Corp. (a)	115,965	5,579
Financial Data Processing Services & Systems (1.9%)
First Data Corp.	66,173	2,779
Financial — Miscellaneous (10.0%)
American Express Co.	76,350	4,282
Berkshire Hathaway, Inc., Class B (a)	1,323	4,199
Chicago Mercantile Exchange Holdings, Inc.	4,150	1,985
Moody’s Corp.	65,161	4,260
		14,726
Foods (1.4%)
WM Wrigley Jr Co.	43,587	2,008
Health Care Services (3.5%)
Dade Behring Holdings, Inc.	51,611	2,073
UnitedHealth Group, Inc.	64,125	3,155
		5,228
Homebuilding (2.5%)
Pulte Homes, Inc.	113,930	3,630
Hotel/Motel (2.4%)
Marriott International, Inc.	91,677	3,542
Materials & Processing (5.1%)
Monsanto Co.	158,240	7,439

Other (0.0%)
CA, Inc.	9	@—
Radio & TV Broadcasters (2.1%)
Grupo Televisa S.A. ADR	146,262	3,110
Real Estate Investment Trusts (REIT) (5.3%)
Brookfield Asset Management, Inc., Class A	174,407	7,733
Retail (16.6%)
Abercrombie & Fitch Co., Class A	32,991	2,292
Amazon.Com, Inc. (a)	103,662	3,330
Costco Wholesale Corp.	88,467	4,395
eBay, Inc. (a)	259,625	7,363
Sears Holdings Corp. (a)	44,131	6,977
		24,357
Services: Commercial (3.8%)
Corporate Executive Board Co.	35,227	3,167
Iron Mountain, Inc. (a)	56,472	2,425
		5,592
Shipping (1.6%)
C.H. Robinson Worldwide, Inc.	54,551	2,432
Textile Apparel Manufacturers (2.9%)
Coach, Inc. (a)	123,076	4,234
Tobacco (1.3%)
Altria Group, Inc.	25,329	1,939
Total Common Stocks (Cost $126,533)		142,637

	Face
	Amount
	(000)
Short-Term Investment (4.9%)
Repurchase Agreement (4.9%)
J.P. Morgan Securities, Inc., 5.25%, dated 9/29/06, due 10/2/06 repurchase price $7,263 (Cost $7,260) (d)	$7,260	7,260
Total Investments + (102.1%) (Cost $133,793)		149,897
Liabilities in Excess of Other Assets (-2.1%)		(3,115)
Net Assets (100%)		$146,782

(a)                                  Non-income producing security.

(b)                                 Security was valued at fair value — At September 30, 2006, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.

(c)                                  Security has been deemed illiquid at September 30, 2006.

(d)                                 Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $133,793,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,104,000 of which $25,241,000 related to appreciated securities and $9,137,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (26.9%)
Agency Fixed Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 2/1/26	$14	$14
7.50%, 2/1/31 - 4/1/32	67	70
8.00%, 6/1/31	11	12
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32	191	195
7.00%, 8/1/32 - 6/1/36	704	724
7.50%, 10/1/30 - 1/ 1/31	39	40
8.00%, 2/1/30 - 5/1/31	47	51
8.50%, 12/1/30 - 5/1/32	44	47
9.50%, 4/1/30	38	42
Federal National Mortgage Association,
November TBA
7.00%, 11/25/33 (a)	350	359
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18	12	14
		1,568
Asset Backed Corporate (1.8%)
Banc of America Securities Auto Trust
3.99%, 8/18/09	325	321
Capital Auto Receivables Asset Trust
3.35%, 2/15/08	84	84
4.05%, 7/15/09	300	297
5.03%, 10/15/09	750	749
5.31%, 10/20/09 (b)	775	777
Caterpillar Financial Asset Trust
3.90%, 2/25/09	225	223
5.57%, 5/25/10	550	555
CIT Equipment Collateral
3.50%, 9/20/08	52	51
CNH Equipment Trust
4.02%, 4/15/09	150	149
4.27%, 1/15/10	475	469
5.20%, 6/15/10	325	324
Daimler Chrysler Auto Trust
4.04%, 9/8/09	225	223
Ford Credit Auto Owner Trust
4.17%, 1/15/09	162	161
5.05%, 3/15/10	275	275
5.26%, 10/15/10	625	627
GE Equipment Small Ticket LLC
4.88%, 10/22/09 (b)	425	423
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12	325	318
4.07%, 2/15/12	200	196
4.41%, 6/15/12	300	297

Hertz Vehicle Financing LLC
4.93%, 2/25/10 (b)	250	249
Honda Auto Receivables Owner Trust
3.87%, 4/20/09	250	247
3.93%, 1/15/09	150	149
4.85%, 10/19/09	350	349
Hyundai Auto Receivables Trust
3.98%, 11/16/09	200	197
Merrill Auto Trust Securitization
4.10%, 8/25/09	325	322
National City Auto Receivables Trust
2.88%, 5/15/11	225	220
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09	300	297
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14	25	25
USAA Auto Owner Trust
3.16%, 2/17/09	146	145
3.58%, 2/15/11	250	246
3.90%, 7/15/09	170	169
Volkswagen Auto Lease Trust
3.82%, 5/20/08	160	159
Wachovia Auto Owner Trust
2.91%, 4/20/09	67	67
4.06%, 9/21/09	150	149
4.79%, 4/20/10	350	349
World Omni Auto Receivables Trust
3.29%, 11/12/08	49	49
		9,907
Finance (2.2%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11 (b)	595	622
American Express Co. (Convertible)
1.85%, 12/1/33 (b)(c)	615	625
1.85%, 12/1/33 (c)	400	407
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10	330	324
AXA Financial, Inc.
6.50%, 4/1/08	95	97
Bank One Corp.
6.00%, 2/17/09	25	25
CIT Group, Inc.
3.65%, 11/23/07	40	39
4.75%, 8/15/08	100	99
5.00%, 11/24/08	55	55
7.375%, 4/2/07	35	35
Conseco, Inc. (Convertible)
3.50%, 9/30/35 (c)	946	978
Countrywide Home Loans, Inc.
3.25%, 5/21/08	310	301
4.00%, 3/22/11	10	9
Farmers Exchange Capital
7.05%, 7/15/28 (b)	400	411
General Electric Capital Corp.
4.25%, 12/1/10	30	29
5.875%, 2/15/12	230	238
7.75%, 9/15/14	75	73
Goldman Sachs Group, Inc. (Convertible)
2.00%, 6/29/13 (b)	1,980	2,041

Household Finance Corp.
4.125%, 11/16/09	35	34
6.40%, 6/17/08	15	15
HSBC Finance Corp.
4.125%, 12/15/08	75	73
5.875%, 2/1/09	100	102
6.375%, 10/15/11	250	262
6.75%, 5/15/11	115	122
8.00%, 7/15/10	85	93
International Lease Finance Corp.
3.75%, 8/1/07	50	49
JPMorgan Chase & Co.
6.00%, 2/15/09	165	168
M&I Marshall & IIsley Bank
3.80%, 2/8/08	185	181
Mantis Reef Ltd.
4.69%, 11/14/08 (b)	200	197
Nationwide Building Society
4.25%, 2/1/10 (b)	315	306
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	145	151
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07	115	114
Popular North America, Inc.
5.65%, 4/15/09	130	131
Residential Capital Corp.
6.375%, 6/30/10	460	466
SLM Corp.
4.00%, 1/15/10	300	289
Sovereign Bank
4.00%, 2/1/08	100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07	230	229
Textron Financial Corp.
5.125%, 2/3/11	270	269
USB Capital IX
6.19%, 12/31/49 (d)	345	349
Wachovia Capital Trust III
5.80%, 12/31/49 (d)	1,090	1,094
Washington Mutual, Inc.
8.25%, 4/1/10	305	331
World Financial Properties
6.91%, 9/1/13 (b)	329	345
Xlliac Global Funding
4.80%, 8/10/10 (b)	315	309
		12,185
Industrials (9.6%)
3M Co. (Convertible)
2.40%, 11/21/32 (d)	2,100	1,864
Allied Waste North America (Convertible)
4.25%, 4/15/34	795	735
Amazon.Com., Inc. (Convertable)
4.75%, 2/1/09	3,170	3,095
America West Airlines, Inc.
7.10%, 4/2/21	80	83
Amgen, Inc. (Convertible)
0.375%, 2/1/13 (b)	2,400	2,439
AT&T, Inc.
6.15%, 9/15/34	125	121

BAE Systems 2001 Asset Trust LLC
6.66%, 9/15/13 (b)	62	65
Best Buy Co. (Convertible)
2.25%, 1/15/22	1,250	1,519
Brascan Corp.
7.125%, 6/15/12	130	139
8.125%, 12/15/08	65	68
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09	155	158
Carnival Corp., (Convertible)
Zero Coupon, 10/24/21	1,750	1,389
Caterpillar Financial Services Corp.
3.625%, 11/15/07	165	162
Charles River Laboratories International, Inc. (Convertible)
2.25%, 6/15/13 (b)	960	1,040
Comcast Corp.
6.75%, 1/30/11	245	258
ConAgra Foods, Inc.
7.00%, 10/1/28	70	76
8.25%, 9/15/30	125	154
Consumers Energy Co.
4.00%, 5/15/10	20	19
4.80%, 2/17/09	125	124
Cooper Industries, Inc.
5.25%, 7/1/07 - 11/15/12	215	214
CVS Corp.
5.75%, 8/15/11	65	66
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31	120	143
Eastman Kodak Co. (Convertible)
3.375%, 10/15/33	1,700	1,670
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08	2,000	2,015
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33	1,200	1,229
FBG Finance, Ltd.
5.125%, 6/15/15 (b)	235	223
FedEx Corp.
2.65%, 4/1/07	25	25
5.50%, 8/15/09	100	101
7.25%, 2/15/11	10	11
France Telecom S.A.
8.50%, 3/1/31	250	327
Fred Meyer, Inc.
7.45%, 3/1/08	215	221
General Mills, Inc.
3.875%, 11/30/07	105	103
General Mills, Inc. (Convertible)
Zero Coupon, 10/28/22	2,400	1,779
Halliburton Co. (Convertible)
3.125%, 7/15/23	730	1,153
Harrah’s Operating Co., Inc.
5.625%, 6/1/15	340	317
6.50%, 6/1/16	145	142
Hyatt Equities LLC
6.875%, 6/15/07 (b)	110	111
ICI Wilmington, Inc.
4.375%, 12/1/08	40	39
ImClone Systems, Inc. (Convertible)
1.375%, 5/15/24	1,900	1,682

Intel Corp. (Convertible)
2.95%, 12/15/35 (b)	1,076	967
International Game Technology (Convertible)
Zero Coupon, 1/29/33	1,660	1,473
JDS Uniphase Corp.
Zero Coupon, 11/15/10	143	131
1.00%, 5/15/26	145	126
Juniper Networks, Inc.
Zero Coupon, 6/15/08	149	155
Level 3 Communications, Corp. (Convertible)
2.875%, 7/15/10	1,300	1,318
3.00%, 8/1/35	1,842	1,883
3.50%, 6/15/12	506	597
LG Electronics, Inc.
5.00%, 6/17/10 (b)	130	126
Manor Care, Inc. (Convertible)
2.125%, 8/1/35 (b)(c)	1,004	1,236
May Department Stores Co.
6.70%, 7/15/34	65	65
Medtronic, Inc. (Convertible)
1.25%, 9/15/21	1,600	1,606
Mohawk Industries, Inc.
7.20%, 4/15/12	135	141
News America, Inc.
7.125%, 4/8/28	30	31
Norfolk Southern Corp.
7.35%, 5/15/07	75	76
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08	1,958	1,880
Northrop Grumman Corp.
4.08%, 11/16/06	70	70
Omnicare, Inc. (Convertible)
3.25%, 12/15/35	2,190	1,960
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07	20	20
Qwest Communications International, Inc. (Convertible)
3.50%, 11/15/25	1,318	2,152
Raytheon Co.
6.15%, 11/1/08	75	76
Red Hat, Inc. (Convertible)
0.50%, 1/15/24	246	259
Sealed Air Corp.
5.625%, 7/15/13 (b)	105	103
Sealed Air Corp. (Convertible)
3.00%, 6/30/33 (b)	1,250	1,225
Southwest Airlines Co.
5.50%, 11/1/06	40	40
Sprint Capital Corp.
8.75%, 3/15/32	40	49
St. Jude Medical, Inc. (Convertible)
2.80%, 12/15/35	1,905	1,898
Supervalu, Inc. (Convertible)
Zero Coupon, 11/2/31	3,200	1,056
Symantec Corp. (Convertible)
0.75%, 6/15/11 (b)	1,553	1,897
1.00%, 6/15/13 (b)	107	132
Telecom Italia Capital S.A.
4.00%, 11/15/08 - 1/15/10	345	328
Telefonica Europe BV
8.25%, 9/15/30	260	311

Teradyne, Inc. (Convertible)
3.75%, 10/15/06	136	136
Teva Pharmaceutical Finance, Ltd. (Convertible)
1.75%, 2/1/26	2,298	2,195
Textron Financial Corp.
4.125%, 3/3/08	95	93
Union Pacific Corp.
6.625%, 2/1/08	120	122
6.79%, 11/9/07	20	20
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13 (b)	312	294
Verizon New England, Inc.
6.50%, 9/15/11	20	21
Viacom, Inc.
6.875%, 4/30/36 (b)	240	238
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23	1,650	1,518
WellPoint, Inc.
3.75%, 12/14/07	80	78
4.25%, 12/15/09	80	78
Yum! Brands, Inc.
8.875%, 4/15/11	125	141
		53,400
U.S. Government Agency Securities (0.4%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07	1,275	1,262
Federal National Mortgage Association
6.625%, 10/15/07	1,150	1,167
		2,429
U.S. Treasury Securities (11.9%)
U.S. Treasury Bonds
5.50%, 8/15/28	5	5
6.375%, 8/15/27	4,105	4,929
7.625%, 2/15/25	2,735	3,654
8.125%, 8/15/19	532	702
U.S. Treasury Notes
3.00%, 11/15/07	4,325	4,238
3.25%, 1/15/09	3,500	3,396
4.00%, 11/15/12 - 2/15/14	1,700	1,636
4.25%, 8/15/13 - 11/15/13	19,475	19,073
4.375%, 1/31/08	2,175	2,163
4.50%, 2/28/11	7,275	7,250
4.625%, 3/31/08	2,150	2,146
4.75%, 11/15/08	4,900	4,908
5.75%, 8/15/10	3,950	4,112
6.00%, 8/15/09	4,000	4,147
8.125%, 8/15/21	2,400	3,234
		65,593
Utilities (0.7%)
Ameren Corp.
4.26%, 5/15/07	210	209
Arizona Public Service Co.
5.80%, 6/30/14	265	264
6.75%, 11/15/06	45	45
Carolina Power & Light Co.
5.125%, 9/15/13	200	197
CC Funding Trust I
6.90%, 2/16/07	210	211
Cincinnati Gas & Electric
5.70%, 9/15/12	90	91

Consolidated Natural Gas Co.
5.00%, 12/1/14	75	71
6.25%, 11/1/11	225	232
Detroit Edison Co.
6.125%, 10/1/10	90	93
Entergy Gulf States, Inc.
3.60%, 6/1/08	240	233
Kinder Morgan, Inc.
5.125%, 11/15/14	80	76
Ohio Power Corp.
6.00%, 6/1/16	210	216
PG&E Corp. (Convertible)
9.50%, 6/30/10	140	424
Plains All American Pipeline LP
6.70%, 5/15/36 (b)	210	220
Public Service Electricity & Gas Co.
5.00%, 1/1/13	20	20
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10 (b)	529	754
Sempra Energy
4.62%, 5/17/07	145	144
Texas Eastern Transmission LP
7.00%, 7/15/32	95	107
Wisconsin Electric Power
3.50%, 12/1/07	140	137
		3,744
Total Fixed Income Securities (Cost $146,143)		148,826

	Shares
Common Stocks (62.7%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.	52,510	3,574
Raytheon Co.	87,920	4,221
		7,795
Automobiles (0.6%)
Honda Motor Co., Ltd. ADR	90,600	3,047
Beverages (1.7%)
Coca-Cola Co. (The)	135,160	6,039
Diageo plc ADR	46,820	3,326
		9,365
Biotechnology (0.3%)
Applera Corp. - Applied Biosystems Group	49,000	1,622
Capital Markets (3.0%)
Charles Schwab Corp. (The)	309,450	5,539
Goldman Sachs Group, Inc.	8,040	1,360
Merrill Lynch & Co., Inc.	87,630	6,855
State Street Corp.	47,850	2,986
		16,740
Chemicals (2.6%)
Bayer AG ADR	202,330	10,309
E.I. du Pont de Nemours & Co.	95,820	4,105
		14,414
Commercial Banks (2.0%)
Bank of America Corp.	94,140	5,043
Fifth Third Bancorp	76,600	2,917
PNC Financial Services Group, Inc.	43,750	3,169
		11,129
Communications Equipment (0.4%)
Motorola, Inc.	92,910	2,323
Computers & Peripherals (0.2%)
Hewlett-Packard Co.	31,410	1,152
Diversified Consumer Services (0.1%)

H & R Block, Inc.	16,670	362
Diversified Financial Services (4.4%)
Citigroup, Inc.	219,330	10,894
JPMorgan Chase & Co.	283,796	13,327
		24,221
Diversified Telecommunication Services (3.9%)
Embarq Corp.	37,878	1,832
France Telecom S.A. ADR	143,350	3,342
Sprint Nextel Corp.	456,440	7,828
Verizon Communications, Inc.	236,260	8,772
		21,774
Electric Utilities (2.4%)
American Electric Power Co., Inc.	95,040	3,457
Entergy Corp.	71,920	5,626
FirstEnergy Corp.	74,360	4,154
		13,237
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	58,980	3,659
Food & Staples Retailing (1.6%)
Kroger Co. (The)	39,990	925
Safeway, Inc.	30,530	926
SUPERVALU, Inc.	32,770	972
Wal-Mart Stores, Inc.	125,970	6,213
		9,036
Food Products (2.0%)
Cadbury Schweppes plc ADR	98,980	4,233
Conagra Foods Inc	66,630	1,631
Unilever N.V. (NY Shares)	202,220	4,963
		10,827
Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	30,824	1,401
Health Care Providers & Services (0.8%)
Cigna Corp.	21,100	2,454
McKesson Corp.	37,570	1,981
		4,435
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.	51,910	2,031
Household Products (0.9%)
Kimberly-Clark Corp.	11,830	773
Procter & Gamble Co.	67,360	4,175
		4,948
Industrial Conglomerates (2.9%)
General Electric Co.	276,400	9,757
Siemens AG ADR	68,720	5,985
		15,742
Insurance (5.2%)
Aegon N.V. (NY Shares)	93,290	1,751
Chubb Corp.	109,992	5,715
Hartford Financial Services Group, Inc.	38,510	3,341
Marsh & McLennan Cos., Inc.	267,850	7,540
St. Paul Travelers Cos., Inc. (The)	153,677	7,206
XL Capital Ltd., Class A	47,530	3,265
		28,818
Internet & Catalog Retail (0.1%)
Amazon.Com, Inc. (e)	24,220	778
Machinery (0.3%)
Ingersoll-Rand Co., Ltd., Class A	37,980	1,443
Media (4.3%)
Clear Channel Communications, Inc.	191,060	5,512
Comcast Corp., Class A (e)	65,360	2,409

Time Warner, Inc.	494,360	9,012
Viacom, Inc., Class B (e)	125,145	4,653
Walt Disney Co.	80,780	2,497
		24,083
Metals & Mining (0.7%)
Newmont Mining Corp.	83,390	3,565
Multi-Utilities & Unregulated Power (0.1%)
Williams Cos., Inc.	29,200	697
Multiline Retail (0.4%)
Kohl’s Corp. (e)	31,670	2,056
Oil, Gas & Consumable Fuels (2.4%)
BP plc ADR	11,420	749
ConocoPhillips	79,850	4,753
Exxon Mobil Corp.	33,890	2,274
Royal Dutch Shell plc ADR	86,060	5,689
		13,465
Pharmaceuticals (10.6%)
Abbott Laboratories	167,290	8,124
Bristol-Myers Squibb Co.	259,420	6,465
Eli Lilly & Co.	154,170	8,788
GlaxoSmithKline plc ADR	66,960	3,564
Pfizer, Inc.	208,700	5,919
Roche Holding AG ADR	92,110	7,941
Sanofi-Aventis ADR	66,070	2,938
Schering-Plough Corp.	397,930	8,790
Wyeth	113,050	5,747
		58,276
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	266,180	5,475
Micron Technology, Inc. (e)	202,185	3,518
		8,993
Software (1.5%)
Symantec Corp. (e)	398,020	8,470
Specialty Retail (0.3%)
Office Depot, Inc. (e)	41,070	1,631
Thrifts & Mortgage Finance (1.8%)
Federal Home Loan Mortgage Corp.	128,810	8,544
MGIC Investment Corp.	8,020	481
PMI Group, Inc. (The)	26,870	1,177
		10,202
Tobacco (0.8%)
Altria Group, Inc.	59,460	4,552
Total Common Stocks (Cost $309,970)		346,289
Preferred Stocks (3.7%)
Airlines (0.0%)
Continental Airlines Finance Trust II, 6.00% (Convertible) (e)	6,000	211
Banks (0.4%)
Sovereign Capital Trust, 4.375% (Convertible)	47,100	2,196
Capital Markets (0.1%)
Lazard Ltd., 6.625% (Convertible)	21,600	768
Consumer Durables & Apparel (0.3%)
Newell Financial Trust I, 5.25% (Convertible) (e)	32,100	1,477
Diversified Telecommunication Services (0.6%)
Lucent Technologies Capital Trust I, 7.75% (Convertible) (e)	3,200	3,278
Electric Utilities (0.4%)
CenterPoint Energy, Inc., 1.425% (Convertible) (d)	68,000	2,396
Gas Utilities (0.4%)
El Paso Corp., 4.99% (Convertible) (e)	800	979
El Paso Energy Capital Trust I, 4.75% (Convertible) (e)	29,000	1,080
		2,059

Health Care Providers & Services (0.2%)
Healthsouth Corp., 6.50% (Convertible) (b)(e)	785	784
Omnicare, Inc., 4.00% (Convertible)	4,400	261
		1,045
Insurance (0.4%)
Conseco, Inc., 5.50% (Convertible) (e)	22,500	578
Travelers Property Casualty Corp., 4.50% (Convertible) (e)	32,500	800
XL Capital Ltd., 7.0% (Convertible)	32,200	828
		2,206
Media (0.2%)
Interpublic Group of Cos., Inc., 5.25% (Convertible) (b)(e)	500	479
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible) (e)	300	11
Tribune Co., 2.00% (Convertible)	12,800	832
		1,322
Pharmaceuticals (0.4%)
Schering Plough Corp., 6.00% (Convertible) (e)	31,000	1,723
Thrifts & Mortgage Finance (0.3%)
Federal National Mortgage Association, 5.375% (Convertible) (e)	20	1,930
Total Preferred Stocks (Cost $20,041)		20,611

	Face
	Amount
	(000)
Short-Term Investment (8.2%)
Repurchase Agreement (8.2%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $44,982 (Cost $44,962) (f)	$44,962	44,962
Total Investments + (101.5%) (Cost $521,116)		560,688
Liabilities in Excess of Other Assets (-1.5%)		(8,319)
Net Assets (100%)		$552,369

(a)                                  Security is subject to delayed delivery.

(b)                                 144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(d)                                 Variable/Floating Rate Security — Interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2006.

(e)                                  Non-Income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000.  The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878.  The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depository Receipt

TBA                      To Be Announced

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $521,116,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $39,572,000 of which $44,900,000 related to appreciated securities and $5,328,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (95.2%)
Canada (1.2%)
Torstar Corp., Class B	130,888	$2,348
Finland (4.2%)
Kone OYJ, Class B	172,393	8,362
France (7.6%)
Groupe Danone	42,727	5,998
Pernod-Ricard S.A.	23,472	4,884
Sanofi-Aventis	47,756	4,251
		15,133
Netherlands (8.2%)
Reed Elsevier N.V.	290,170	4,839
Royal Numico N.V.	84,444	3,801
Wolters Kluwer N.V. CVA	301,803	7,872
		16,512
Spain (2.8%)
Altadis S.A.	120,046	5,699
Sweden (3.6%)
Swedish Match AB	442,550	7,201
Switzerland (6.1%)
Nestle S.A. (Registered)	19,889	6,935
Novartis AG (Registered)	91,326	5,331
		12,266
United Kingdom (34.6%)
British American Tobacco plc	558,346	15,096
Cadbury Schweppes plc	1,180,941	12,570
Diageo plc	318,004	5,618
GCAP Media plc	291,609	1,118
GlaxoSmithKline plc	184,150	4,903
Imperial Tobacco Group plc	199,691	6,655
Reckitt Benckiser plc	261,614	10,845
SMG plc	276,167	353
Unilever plc	231,723	5,714
WPP Group Plc	529,713	6,566
		69,438
United States (26.9%)
Altria Group, Inc.	103,235	7,903
Brown-Forman Corp., Class B	48,988	3,755
Fortune Brands, Inc.	43,720	3,284
Harley-Davidson, Inc.	82,245	5,161
Kellogg Co.	115,148	5,702
Kimberly-Clark Corp.	81,537	5,329
Merck & Co., Inc.	93,067	3,899
New York Times Co. (The), Class A	173,173	3,980
Pfizer, Inc.	340,995	9,671
Scotts Miracle-Gro, Co. (The), Class A	120,733	5,371
		54,055
Total Common Stocks (Cost $155,999)		191,014

	Face
	Amount
	(000)
Short-Term Investments (4.8%)
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $9,678 (Cost $9,674) (a)	$9,674	9,674
Total Investments + (100.0%) (Cost $165,673)		200,688
Liabilities in Excess of Other Assets (0.0%)		33
Net Assets (100%)		$200,721

(a)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $165,673,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $35,015,000 of which $37,862,000 related to appreciated securities and $2,847,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
GBP	13,850	$25,939	10/24/06	USD	25,645	$25,645	$(294)

GBP — British Pound

USD — United States Dollar

The Universal Institutional Funds, Inc.

Global Real Estate Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (95.7%)
Australia (8.2%)
Centro Properties Group	66,987	$402
CFS Retail Property Trust (a)	253,925	383
DB RREEF Trust	526,874	628
GPT Group	271,800	952
Investa Property Group	90,100	165
Macquarie CountryWide Trust	162,100	242
Macquarie Goodman Group	176,475	858
Macquarie ProLogis Trust	395,800	364
Mirvac Group	96,900	342
Stockland Trust Group	1,127	6
Stockland Trust Group (New) (a)	229,950	1,268
Westfield Group	277,900	3,898
		9,508
Austria (1.0%)
Conwert Immobilien Invest AG (a)	7,730	156
Immoeast Immobilien Anlagen AG (a)	32,425	394
IMMOFINANZ Immobilien Anlagen AG (a)	52,929	638
		1,188
Canada (3.3%)
Brookfield Properties Corp.	75,760	2,676
Four Seasons Hotels, Inc.	53	3
Legacy Hotels REIT	27,810	239
Sunrise Senior Living REIT	75,590	693
Trizec Properties, Inc. REIT	6,567	190
		3,801
China (0.4%)
Guangzhou R&F Properties Co., Ltd.	304,000	428
Finland (0.2%)
Sponda Oyj	23,426	264
France (2.1%)
Gecina S.A.	3,450	460
Klepierre	3,938	590
Silic	1,673	227
Unibail	5,540	1,164
		2,441
Hong Kong (9.3%)
Champion REIT (a)	652,000	325
Cheung Kong Holdings Ltd.	21,000	225
Henderson Land Development Co., Ltd.	324,000	1,822
HongKong Land Holdings Ltd.	470,000	1,824
Hysan Development Co., Ltd.	246,331	632
Kerry Properties Ltd.	24,000	88
New World Development Ltd.	1,058,000	1,822
Sun Hung Kai Properties Ltd.	308,000	3,362
Swire Pacific Ltd., Class A	62,000	648
		10,748
Italy (0.7%)
Aedes S.p.A.	2,031	13
Beni Stabili S.p.A.	516,546	577
Risanamento S.p.A	35,379	269
		859
Japan (14.0%)
Aeon Mall Co., Ltd.	4,000	211
Daibiru Corp.	17,900	182

Japan Hotel and Resort, Inc.	77	364
Mitsubishi Estate Co., Ltd.	215,000	4,696
Mitsui Fudosan Co., Ltd.	191,000	4,342
Mori Trust Sogo, Inc. REIT	16	140
Nomura Real Estate Holdings, Inc. (a)	700	21
NTT Urban Development Corp.	109	871
Nippon Building Fund, Inc. REIT	60	610
Orix JREIT, Inc.	11	69
Sumitomo Realty & Development Co., Ltd.	110,000	3,231
Tokyo Tatemono Co., Ltd.	55,000	618
Tokyu Land Corp.	90,000	853
		16,208
Netherlands (1.8%)
Corio N.V.	4,463	325
Eurocommercial Properties N.V.	13,683	647
Rodamco Europe N.V.	5,841	680
Vastned Retail N.V.	323	27
Wereldhave N.V.	3,748	409
		2,088
Singapore (3.2%)
Ascott Group Ltd. (The)	381,000	245
CapitaCommercial Trust REIT	161,800	225
CapitaLand Ltd.	152,000	483
CapitaMall Trust	146,000	233
CDL Hospitality Trusts REIT (a)	176,000	118
City Developments Ltd.	22,000	148
Keppel Land Ltd.	52,000	162
Macquarie MEAG Prime REIT	337,000	207
Singapore Land Ltd.	40,000	198
Suntec REIT	238,000	222
United Industrial Corp., Ltd.	776,000	796
UOL Ltd.	148,000	326
Wheelock Properties (Singapore) Ltd.	275,000	310
		3,673
Spain (0.5%)
Fadesa Inmobiliaria S.A.	7,371	328
Inmobiliaria Colonial S.A.	2,921	226
		554
Sweden (1.1%)
Castellum AB	40,737	458
Fabege AB	12,020	266
Hufvudstaden AB, Class A	72,441	613
		1,337
Switzerland (0.4%)
Allreal Holding AG	583	61
PSP Swiss Property AG	7,885	400
		461
United Kingdom (10.3%)
British Land Co. plc	86,213	2,202
Brixton Estate plc	42,421	420
Capital & Regional Properties plc	32,279	717
Derwent Valley Holdings plc	18,551	634
Development Securities plc	13,186	146
Grainger Trust plc	20,807	245
Hammerson plc	48,754	1,198
Land Securities Group plc	63,097	2,325
Liberty International plc	43,631	1,001
London Merchant Securities plc	18,382	83
Minerva plc (a)	104,606	591
Quintain Estates & Development plc	25,123	329
Shaftesbury plc	26,465	297
Slough Estates plc	87,365	1,088
Unite Group plc	62,254	540
Warner Estate Holdings plc	3,777	55
Workspace Group plc	3,034	23
		11,894

United States (39.2%)
Acadia Realty Trust REIT	9,350	238
AMB Property Corp. REIT	18,700	1,031
American Campus Communities, Inc.	5,315	136
Apartment Investment & Management Co. REIT	7,865	428
Archstone-Smith Trust REIT	33,145	1,804
AvalonBay Communities, Inc. REIT	18,680	2,249
Boston Properties, Inc. REIT	25,665	2,652
Brandywine Realty Trust REIT	28,845	939
BRE Properties, Inc. REIT	7,940	474
Brookfield Homes Corp.	11,713	330
CentraCore Properties Trust REIT	1,770	56
Equity Lifestyle Properties, Inc. REIT (a)	10,220	467
Equity Office Properties Trust REIT	66,335	2,638
Equity Residential REIT	48,885	2,473
Essex Property Trust, Inc. REIT	6,660	809
Federal Realty Investment Trust REIT	17,565	1,305
Forest City Enterprises, Inc., Class A	8,950	486
Gaylord Entertainment Co. (a)	10,500	460
General Growth Properties, Inc. REIT	32,065	1,528
Health Care Property Investors, Inc. REIT	22,955	713
Health Care, Inc. REIT	3,100	124
Hersha Hospitality Trust REIT	3,465	33
Hilton Hotels Corp.	70,575	1,966
Host Hotels & Resorts, Inc.	103,455	2,372
Liberty Property Trust	19,945	953
Macerich Co. (The) REIT	18,875	1,441
Mack-Cali Realty Corp. REIT	21,115	1,094
Manufactured Home Communities, Inc. REIT	1,475	67
Morgans Hotel Group Co. (a)	3,870	48
Pan Pacific Retail Properties, Inc. REIT	1,105	77
Parkway Properties, Inc. REIT	1,440	67
Plum Creek Timber Co., Inc. REIT	5,175	176
Post Properties, Inc. REIT	20,845	991
Prologis REIT	11,230	641
Public Storage, Inc. REIT	26,299	2,261
Regency Centers Corp. REIT	24,515	1,686
Simon Property Group, Inc. REIT	51,735	4,688
SL Green Realty Corp. REIT	5,275	589
Starwood Hotels & Resorts Worldwide, Inc.	51,850	2,965
Taubman Centers, Inc. REIT	4,275	190
Tenet Healthcare Corp. (a)	31,710	258
Vornado Realty Trust REIT	12,775	1,393
Windrose Medical Properties Trust REIT	2,320	41
		45,337
Total Common Stocks (Cost $102,978)		110,789
Investment Companies (0.2%)
ProLogis European Properties (Cost $192)	10,394	194

	Face
	Amount
	(000)
Short-Term Investments (5.0%)
Repurchase Agreement (5.0%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $5,791 (Cost $5,788) (b)	$5,788	5,788
Total Investments + (100.9%) (Cost $108,958)		116,771
Liabilities in Excess of Other Assets (-0.9%)		(1,009)
Net Assets (100%)		$115,762

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35;

Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $108,958,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,813,000 of which $7,994,000 related to appreciated securities and $181,000 related to depreciated securities.

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency							Unrealized
to				In Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	70	$88	10/2/06	GBP	47	$88	$ @—
EUR	216	273	10/3/06	GBP	146	273	@—
EUR	41	52	10/3/06	SEK	378	52	@—
USD	200	200	10/4/06	AUD	268	200	@—
USD	252	252	10/3/06	HKD	1,964	252	@—
USD	21	21	10/3/06	JPY	2,450	21	@—
USD	48	48	10/2/06	JPY	5,566	47	(1)
USD	189	189	10/2/06	JPY	22,158	188	(1)
USD	377	377	10/3/06	JPY	44,349	375	(2)
USD	11	11	10/2/06	SGD	17	11	@—
USD	84	84	10/3/06	SGD	134	84	@—
		$1,595				$1,591	$(4)

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

@ - Face Amount/Value is less than $500

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)

Common Stocks (97.0%)
Australia (1.0%)
Boral Ltd.	119,414	$643
Foster's Group Ltd.	157,403	756
		1,399
Bermuda (4.1%)
Tyco International Ltd.	126,152	3,531
XL Capital Ltd., Class A	29,543	2,030
		5,561
France (7.4%)
BNP Paribas S.A.	33,198	3,572
France Telecom S.A.	29,859	685
Lafarge S.A.	14,965	1,932
Sanofi-Aventis	19,997	1,780
Total S.A.	31,937	2,096
		10,065
Germany (1.6%)
BASF AG	8,773	702
Bayerische Motoren Werke AG	27,104	1,452
		2,154
Hong Kong (0.2%)
Yue Yuen Industrial Holdings Ltd.	84,000	261
Ireland (3.0%)
Bank of Ireland	119,855	2,344
Kerry Group plc, Class A	70,270	1,666
		4,010
Italy (1.8%)
ENI S.p.A.	81,667	2,420
Japan (7.8%)
Astellas Pharma, Inc.	32,500	1,307
Canon, Inc.	38,800	2,023
Kao Corp.	54,000	1,440
Mitsui Sumitomo Insurance Co., Ltd.	65,000	813
Nissan Motor Co., Ltd.	107,100	1,199
Sumitomo Electric Industries Ltd.	112,300	1,520
Takeda Pharmaceutical Co., Ltd.	35,900	2,240
		10,542
Netherlands (3.2%)
Chicago Bridge & Iron Co. N.V. (NY Shares)	24,914	599
Koninklijke Philips Electronics N.V.	18,368	645
Unilever N.V. CVA	80,046	1,969
Wolters Kluwer N.V. CVA	43,802	1,143
		4,356
New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	261,806	743
Singapore (0.8%)
ComfortDelgro Corp., Ltd.	980,000	1,043

South Korea (0.8%)
SK Telecom Co., Ltd. ADR	46,106	1,089
Spain (2.1%)
Banco Bilbao Vizcaya Argentaria S.A.	68,093	1,576
Telefonica S.A.	73,313	1,271
		2,847
Switzerland (3.0%)
Novartis AG (Registered)	10,803	631
Syngenta AG (a)	11,103	1,675
UBS AG (Registered)	29,966	1,792
		4,098
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	48,019	831
United Kingdom (21.2%)
Amvescap plc	56,554	614
Barclays plc	152,861	1,929
Cadbury Schweppes plc	280,646	2,987
Diageo plc	74,752	1,321
GlaxoSmithKline plc	126,706	3,374
Imperial Tobacco Group plc	75,873	2,529
Old Mutual plc	536,061	1,681
Reed Elsevier plc	214,121	2,375
Rolls-Royce Group plc (a)	255,950	2,171
Royal Bank of Scotland Group plc	62,768	2,161
Royal Dutch Shell plc ADR	42,876	2,834
Vodafone Group plc	978,242	2,239
WM Morrison Supermarkets plc	380,950	1,735
WPP Group plc	60,712	753
		28,703
United States (37.9%)
Alcoa, Inc.	32,332	907
Altria Group, Inc.	45,217	3,461
American Electric Power Co., Inc.	18,162	661
American International Group, Inc.	10,521	697
AT&T, Inc.	24,558	800
BJ’s Wholesale Club, Inc. (a)	32,451	947
Boeing Co.	26,246	2,069
Bristol-Myers Squibb Co.	59,685	1,487
CBS Corp., Class B	17,181	484
Chevron Corp.	34,742	2,253
Citigroup, Inc.	70,328	3,493
Dominion Resources, Inc.	18,073	1,382
EMC Corp./Massachusetts (a)	151,281	1,812
First Data Corp.	30,903	1,298
Freddie Mac	37,911	2,515
Hewlett-Packard Co.	36,714	1,347
Ingersoll-Rand Co., Ltd., Class A	46,674	1,773
International Business Machines Corp.	33,373	2,735
Marsh & McLennan Cos., Inc.	73,641	2,073
McAfee, Inc. (a)	42,413	1,037
Mellon Financial Corp.	49,953	1,953
Merrill Lynch & Co., Inc.	24,046	1,881
New York Times Co. (The), Class A	17,930	412
Northrop Grumman Corp.	9,928	676
Pfizer, Inc.	82,290	2,334
Schering-Plough Corp.	133,985	2,960

St. Paul Travelers Cos., Inc. (The)	46,531	2,182
UnitedHealth Group, Inc.	20,354	1,001
Verizon Communications, Inc.	35,815	1,330
Viacom, Inc., Class B (a)	16,225	603
Wyeth	57,049	2,900
		51,463
Total Common Stocks (Cost $108,167)		131,585

	Face
	Amount
	(000)
Short-Term Investment (4.8%)
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $6,545 (Cost $6,542) (b)	$6,542	6,542
Total Investments + (101.8%) (Cost $114,709)		138,127
Liabilities in Excess of Other Assets (-1.8%)		(2,480)
Net Assets (100%)		$135,647

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $114,709,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,418,000 of which $25,685,000 related to appreciated securities and $2,267,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
USD	116	$116	10/3/06	CHF	145	$116	$ @—
USD	61	61	10/2/06	EUR	48	61	@—
USD	660	660	10/3/06	EUR	521	660	@—
USD	743	743	10/3/06	GBP	397	744	1
		$1,580				$1,581	$1

CHF — Swiss Franc
EUR — Euro
GBP — British Pound
USD — United States Dollar
@ — Amount is less than $500.

The Universal Institutional Funds, Inc.

High Yield Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (95.6%)
Aerospace (1.6%)
Hexcel Corp.
6.75%, 2/1/15		$395	$379
K&F Acquisition, Inc.
7.75%, 11/15/14	480		484
			863
Broadcasting (0.8%)
LIN Television Corp.
6.50%, 5/15/13 (i)	455		427
Cable (5.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14 (a)	EUR	515	729
Cablevision Systems Corp.
9.62%, 4/1/09 (b)		$480	513
CCH I LLC
11.00%, 10/1/15 (i)	156		143
Echostar DBS Corp.
6.375%, 10/1/11	505		493
Intelsat Subsidiary Holdings Co., Ltd.
8.625%, 1/15/15	350		360
10.48%, 1/15/12 (b)	350		356
NTL Cable plc
8.75%, 4/15/14 (i)	60		62
PanAmSat Corp.
9.00%, 8/15/14	52		54
			2,710
Chemicals (6.5%)
Cognis Deutschland GmbH & Co. KG
7.82%, 11/15/13 (a)(b)	EUR	335	438
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08		$270	287
10.625%, 5/1/11	135		145
Huntsman International LLC
10.125%, 7/1/09	219		224
10.125%, 7/1/09	EUR	68	88
Innophos, Inc.
8.875%, 8/15/14		$235	234
Innophos Investments Holdings Inc. PIK
13.41%, 2/15/15	266		277
Koppers Holdings, Inc.
Zero Coupon, 11/15/14 (c)	210		155
Koppers, Inc.
9.875%, 10/15/13	160		174
Millennium America, Inc.
9.25%, 6/15/08	185		192
Nalco Co.
7.75%, 11/15/11 (i)	230		236
8.875%, 11/15/13 (i)	330		346
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	105	138
10.625%, 5/15/11		$240	258
Westlake Chemical Corp.
6.625%, 1/15/16 (i)	245		234
			3,426

Consumer Products (2.0%)
Levi Strauss & Co.
10.26%, 4/1/12 (b)(i)	660	683
Oxford Industries, Inc.
8.875%, 6/1/11	130	133
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10	218	230
		1,046
Diversified Media (5.1%)
Advanstar Communications, Inc.
10.75%, 8/15/10	230	249
AMC Entertainment, Inc.
9.66%, 8/15/10 (b)	210	218
CanWest Media, Inc.
8.00%, 9/15/12 (i)	503	499
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12	147	165
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13	219	238
Houghton Mifflin Co.
8.25%, 2/1/11	275	284
9.875%, 2/1/13	310	329
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	75	71
7.25%, 8/15/11 (i)	175	169
Nebraska Book Co., Inc.
8.625%, 3/15/12	125	118
Quebecor World Capital Corp.
8.75%, 3/15/16 (a)(i)	360	348
		2,688
Energy (10.1%)
Chaparral Energy, Inc.
8.50%, 12/1/15	400	399
CHC Helicopter Corp.
7.375%, 5/1/14	570	540
Chesapeake Energy Corp.
6.375%, 6/15/15 (i)	140	134
7.50%, 9/15/13	615	627
7.625%, 7/15/13	85	87
El Paso Production Holding Co.
7.75%, 6/1/13	400	411
Hanover Compressor Co.
8.625%, 12/15/10	85	89
9.00%, 6/1/14	150	160
Hanover Equipment Trust
8.50%, 9/1/08	69	70
8.75%, 9/1/11	145	151
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15 (a)	470	457
10.50%, 9/1/10 (a)	214	231
Husky Oil Ltd.
8.90%, 8/15/28 (b)	325	345
Kinder Morgan, Inc.
6.50%, 9/1/12	430	431
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	102	109
Massey Energy Co.
6.875%, 12/15/13	525	478
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14	270	277
Pogo Producing Co.
6.875%, 10/1/17 (i)	340	326
		5,322
Financial (0.6%)
Residential Capital Corp.
6.375%, 6/30/10	290	294

Food and Drug (2.1%)
Albertson’s, Inc.
7.25%, 5/1/13		310	308
7.50%, 2/15/11		125	128
CA FM Lease Trust
8.50%, 7/15/17 (a)		201	217
Delhaize America, Inc.
8.125%, 4/15/11		435	469
			1,122
Food/Tobacco (4.8%)
Michael Foods, Inc.
8.00%, 11/15/13		230	236
Pilgrim’s Pride Corp.
9.25%, 11/15/13 (i)		400	412
9.625%, 9/15/11		605	638
Reynolds American, Inc.
6.50%, 7/15/10 (a)		400	406
Smithfield Foods, Inc.
7.00%, 8/1/11		700	709
7.625%, 2/15/08		160	163
			2,564
Forest Products (6.1%)
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)(i)		315	318
Covalence Specialty Materials Corp.
10.25%, 3/1/16 (a)		320	312
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13		385	392
Glatfelter
7.125%, 5/1/16 (a)(i)		95	93
Graham Packaging Co., Inc.
8.50%, 10/15/12 (i)		280	279
9.875%, 10/15/14 (i)		340	336
Graphic Packaging International Corp.
9.50%, 8/15/13 (i)		400	411
JSG Funding plc
10.125%, 10/1/12	EUR	117	163
Owens-Illinois, Inc.
7.35%, 5/15/08	$495		501
7.50%, 5/15/10 (i)		435	437
			3,242
Gaming/Leisure (7.6%)
Caesars Entertainment, Inc.
7.00%, 4/15/13		150	154
9.375%, 2/15/07		230	233
Host Marriott LP REIT
6.375%, 3/15/15		255	249
7.125%, 11/1/13 (i)		505	514
Isle of Capri Casinos, Inc.
7.00%, 3/1/14 (i)		580	554
Las Vegas Sands Corp.
6.375%, 2/15/15		460	434
MGM Mirage
6.00%, 10/1/09		1,190	1,181
Station Casinos, Inc.
6.00%, 4/1/12		555	538
7.75%, 8/15/16 (i)		135	141
			3,998
Health Care (8.2%)
AmerisourceBergen Corp.
5.625%, 9/15/12		275	272
Community Health Systems, Inc.
6.50%, 12/15/12		440	423
DaVita, Inc.
6.625%, 3/15/13 (i)		275	270

Fisher Scientific International, Inc.
6.125%, 7/1/15		565	564
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		555	566
HCA, Inc.
5.75%, 3/15/14		225	177
6.30%, 10/1/12		50	42
6.50%, 2/15/16 (i)		315	254
8.70%, 2/10/10 (i)		160	161
8.75%, 9/1/10 (i)		125	127
National Mentor Holdings, Inc.
11.25%, 7/1/14 (a)		235	246
Omnicare, Inc.
6.75%, 12/15/13		295	288
Tenet Healthcare Corp.
7.375%, 2/1/13		165	149
9.875%, 7/1/14 (i)		75	75
VWR International, Inc.
6.875%, 4/15/12		390	390
Warner Chilcott Corp.
8.75%, 2/1/15		295	307
			4,311
Housing (2.1%)
Goodman Global Holding Co., Inc.
8.33%, 6/15/12 (b)(i)		75	76
Interface, Inc.
7.30%, 4/1/08		75	76
9.50%, 2/1/14		350	362
10.375%, 2/1/10		95	104
Nortek, Inc.
8.50%, 9/1/14 (i)		430	409
Technical Olympic USA, Inc.
10.375%, 7/1/12		80	70
			1,097
Information Technology (2.4%)
Iron Mountain, Inc.
8.625%, 4/1/13 (i)		635	653
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		325	312
Rhythms NetConnections, Inc.
13.88%, 5/15/08 (d)(e)(h)		844	@—
14.00%, 2/15/10 (d)(e)(h)		481	@—
SunGard Data Systems, Inc.
9.125%, 8/15/13 (i)		280	291
9.97%, 8/15/13 (b)		25	26
			1,282
Manufacturing (2.1%)
General Cable Corp.
9.50%, 11/15/10		145	156
Johnsondiversey, Inc.
9.625%, 5/15/12 (i)		244	246
9.625%, 5/15/12	EUR	112	147
Manitowoc Co., Inc. (The)
10.50%, 8/1/12(i)	$49		53
Propex Fabrics, Inc.
10.00%, 12/1/12		200	183
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/1/14 (a)(i)		305	311
			1,096
Metals (2.3%)
Foundation PA Coal Co.
7.25%, 8/1/14 (i)		105	106
Glencore Nickel Property Ltd.
9.00%, 12/1/14 (d)(e)(h)		110	@—

Murrin Murrin Holding Ltd.
9.375%, 8/31/07 (d)(e)(h)		730	@—
Novelis, Inc.
7.75%, 2/15/15 (a)		625	597
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12 (a)	EUR	165	227
UCAR Finance, Inc.
10.25%, 2/15/12	$277		292
			1,222
Retail (2.7%)
Brown Shoe Co., Inc.
8.75%, 5/1/12		260	273
Linens ‘n Things, Inc.
10.702%, 1/15/14 (a)(i)		420	407
Phillips-Van Heusen
7.25%, 2/15/11 (i)		725	736
			1,416
Service (2.3%)
Allied Waste North America
6.375%, 4/15/11 (i)		255	250
7.875%, 4/15/13		285	293
8.50%, 12/1/08		150	158
Buhrmann US, Inc.
7.875%, 3/1/15		120	116
8.25%, 7/1/14		75	74
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55	57
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		270	271
			1,219
Sovereign (0.5%)
Mexican Bonos
10.00%, 12/5/24	MXN	2,750	285
Telecommunications (2.6%)
Axtel S.A.
11.00%, 12/15/13(i)	$273		307
Esprit Telecom Group plc
11.00%, 6/15/08 (e)(h)	DEM	307	@—
Exodus Communications, Inc.
11.625%, 7/15/10 (d)(e)(h)	$430		@—
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16 (a)		110	116
Qwest Communications International, Inc.
8.91%, 2/15/09 (b)		325	332
Qwest Corp.
5.625%, 11/15/08		100	100
TDC A/S
6.50%, 4/19/12	EUR	90	120
Wind Acquisition Finance S.A.
10.75%, 12/1/15 (a)	$385		427
			1,402
Transportation (8.8%)
Amsted Industries, Inc.
10.25%, 10/15/11 (a)(i)		575	618
ArvinMeritor, Inc.
8.75%, 3/1/12 (i)		405	390
Ford Motor Co.
7.45%, 7/16/31 (i)		400	311
Ford Motor Credit Co.
5.80%, 1/12/09		335	319
General Motors Acceptance Corp.
4.375%, 12/10/07		360	351
6.875%, 9/15/11		545	543
General Motors Corp.
7.125%, 7/15/13 (i)		145	128
8.375%, 7/15/33 (i)		355	309

Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	440	448
Sonic Automotive, Inc.
8.625%, 8/15/13 (i)	770	780
TRW Automotive, Inc.
9.375%, 2/15/13 (i)	402	430
		4,627
Utilities (7.6%)
AES Corp. (The)
7.75%, 3/1/14	240	251
8.875%, 2/15/11	30	32
9.00%, 5/15/15 (a)	285	309
9.375%, 9/15/10	40	43
CMS Energy Corp.
7.50%, 1/15/09 (i)	445	461
Colorado Interstate Gas Co.
6.80%, 11/15/15	240	243
Ipalco Enterprises, Inc.
8.375%, 11/14/08	250	258
8.625%, 11/14/11	85	92
Monongahela Power Co.
5.00%, 10/1/06	265	265
Nevada Power Co.
8.25%, 6/1/11	210	232
9.00%, 8/15/13	182	200
Northwest Pipeline Corp.
8.125%, 3/1/10	55	57
Ormat Funding Corp.
8.25%, 12/30/20	456	465
PSEG Energy Holdings LLC
8.625%, 2/15/08	343	357
Southern Natural Gas Co.
8.875%, 3/15/10	110	116
Williams Cos., Inc.
7.875%, 9/1/21 (i)	590	620
		4,001
Wireless Communications (1.6%)
American Tower Corp.
7.125%, 10/15/12 (i)	240	247
7.50%, 5/1/12	230	238
UbiquiTel Operating Co.
9.875%, 3/1/11	310	338
		823
Total Fixed Income Securities (Cost $51,325)		50,483

	Shares
Common Stock (0.0%)
Diversified Media (0.0%)
Cyprion Media Network	104,378	8
Telecommunications (0.0%)
ION Media Networks, Inc.	43,153	4
SW Acquisition LP	1	@—
Viatel Holding Bermuda Ltd. (f)	329	@—
XO Holdings, Inc. (f)	284	1
		5
Utilities (0.0%)
PNM Resources, Inc.	60	2
		2
Total Common Stocks (Cost $573)		15
Preferred Stock (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc., (Convertible) PIK (a)(f)	1	7
Total Preferred Stocks (Cost $@—)		7

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10 (f)	570	1
XO Holdings, Inc., Series B, expiring 1/16/10 (f)	426	@—
XO Holdings, Inc., Series C, expiring 1/16/10 (f)	426	@—
		1
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11 (a)(d)(e)(f)(h)	570	@—
Total Warrants (Cost $3)		1

	Face
	Amount
	(000)
Short-Term Investments (27.9%)
Short - Term Debt Securities held as Collateral on Loaned Securities (25.6%)
Alliance & Leicester plc, 5.32%, 10/10/06(b)	$337	337
AmSouth Bank, 5.30%, 10/2/06 (b)	674	674
Bancaja, 5.37%, 1/19/07 (b)	169	169
Bank of America Corp.,
5.31%, 10/2/06 (b)	75	75
5.32%, 10/2/06 (b)	540	540
Bank of New York Co., Inc. 5.32%, 10/10/06 (b)	169	169
Bear Stearns & Co., Inc.,
5.37%, 10/16/06 (b)	337	337
5.44%, 10/2/06 (b)	337	337
BNP Paribas plc, 5.36%, 11/20/06 (b)	337	337
CIC, N.Y., 5.31%, 10/5/06	236	236
Ciesco LLC, 5.30%, 10/10/06	157	157
Dekabank Deutsche Girozentrale, 5.51%,10/19/06 (b)	344	344
Deutsche Bank Securities, Inc., 5.40%,10/2/06	2,095	2,095
Dexia Bank, New York, 5.33%, 10/2/06 (b)	337	337
Five Finance, Inc., 5.33%, 10/2/06 (b)	337	337
Goldman Sachs Group, Inc.,
5.38%, 10/16/06 (b)	169	169
5.49%, 10/2/06 (b)	317	317
HSBC Finance Corp., 5.32%, 10/6/06 (b)	169	169
Liberty Lighthouse US Capital, 5.33%, 10/2/06 (b)	169	169
Manufacturers & Traders,
5.31%, 10/30/06 (b)	101	101
5.32%, 10/19/06 (b)	674	674
Merrill Lynch & Co, 5.46%, 10/26/06 (b)	177	177
Natexis Banques Populaires, New York, 5.35%, 10/2/06 (b)	169	169
National City Bank Cleveland,
5.32%, 10/2/06 (b)	489	489
National Rural Utilities Cooperative Finance Corp., 5.32%, 10/2/06 (b)	675	675
Nationwide Building Society, 5.42%, 12/28/06 (b)	391	391
Newport Funding Corp., 5.33%, 10/2/06	335	335
Nordea Bank, New York, 5.31%, 10/2/06 (b)	506	506
Norinchukin Bank, New York,
5.31%, 10/10/06	169	169
5.33%, 11/1/06	337	337
Rhein-Main Securitisation Ltd.,
5.30%, 10/5/06	241	241
5.30%, 10/20/06	67	67
Scaldis Capital LLC, 5.29%, 10/20/06	336	336
Skandi N.Y., 5.32%, 10/10/06 (b)	337	337
SLM Corp., 5.33%, 10/20/06 (b)	337	337
Ticonderoga Funding LLC, 5.29%, 10/25/06	67	67
Unicredito Italiano Bank (Ireland) plc, 5.34%,10/10/06 (b)	236	236
Wells Fargo Bank N.A.,
5.30%, 10/2/06 (b)	67	67
5.31%, 10/2/06 (b)	506	506
		13,522

Repurchase Agreement (2.3%)
J.P. Morgan Securities, Inc., 5.25%,
dated 9/29/06, due 10/2/06,
repurchase price $1,209 (g)	$1,208	1,208
Total Short-Term Investments (Cost $14,730)		14,730
Total Investments + (123.5%) (Cost $66,631) —
including $13,343 of Securities Loaned		65,236
Liabilities in Excess of Other Assets (-23.5%)		(12,402)
Net Assets (100%)		$52,834

(a)                                  144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2006.

(c)                                  Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2006. Maturity date disclosed is the ultimate maturity date.

(d)                                 Issuer is in default.

(e)                                  Security has been deemed illiquid at September 30, 2006.

(f)                                    Non-income producing security.

(g)                                 Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(h)                                 Security was valued at fair value — At September 30, 2006, the Fund held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.

(i)                                     All or a portion of security on loan at September 30, 2006.

+                                         At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $66,631,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,395,000 of which $1,423,000 related to appreciated securities and $2,818,000 related to depreciated securities.

@                                    Face Amount/Value is less than $500.

DEM                    German Mark

EUR                        Euro

MXN                  Mexican Peso

PIK                            Payment-in-Kind

REIT                     Real Estate Investment Trust

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
EUR	92	$117	10/27/06	USD	118	$118	$1
EUR	270	343	10/27/06	USD	345	345	2
EUR	537	682	10/27/06	USD	686	686	4
EUR	731	928	10/27/06	USD	933	933	5
		$2,070				$2,082	$12

USD — United States Dollar

The Universal Institutional Funds, Inc.

International Growth Equity Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

		Value
	Shares	(000)
Common Stocks (97.2%)
Australia (1.6%)
BHP Billiton Ltd.	6,467	$124
Austria (3.8%)
Andritz AG	523	80
Erste Bank der Oesterreichischen Sparkassen AG	2,025	126
Telekom Austria AG	3,412	86
		292
Canada (1.5%)
EnCana Corp.	2,500	116
Finland (4.2%)
Fortum Oyj	5,670	151
Kone Oyj, Class B	1,900	92
Neste Oil Oyj	2,700	79
		322
France (9.6%)
AXA S.A.	3,497	129
BNP Paribas	1,173	126
Cie Generale d’Optique Essilor International S.A.	1,131	116
LVMH Moet Hennessy Louis Vuitton S.A.	854	88
Schneider Electric S.A.	862	96
Total S.A.	2,655	174
		729
Germany (9.1%)
Adidas AG	1,832	86
Celesio AG	1,990	104
Continental AG	1,441	167
Deutsche Bank AG (Registered)	889	107
E.ON AG	1,181	140
SAP AG	459	91
		695
Greece (2.5%)
Coca Cola Hellenic Bottling Co. S.A.	2,492	86
National Bank of Greece S.A.	2,485	107
		193
Hong Kong (4.3%)
China Resources Power Holdings Co.	120,000	127
CNOOC Ltd.	110,900	92
Esprit Holdings Ltd.	12,000	110
		329
India (1.4%)
ICICI Bank Ltd. ADR	3,400	104
Ireland (4.5%)
Allied Irish Banks plc	3,956	105
Anglo Irish Bank Corp. plc	8,683	143
CRH plc	2,819	95
		343
Israel (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	2,200	75
Japan (19.4%)
Canon, Inc.	2,200	115
Casio Computer Co., Ltd.	4,700	95
Credit Saison Co., Ltd.	2,400	101
Daiwa Securities Group, Inc.	9,000	105
Hoya Corp.	2,500	94
JSR Corp.	4,400	97
Kobe Steel Ltd.	30,000	94
Kubota Corp.	10,000	82

ORIX Corp.	340	94
Sharp Corp.	5,000	86
SMC Corp.	700	93
Sumitomo Realty & Development Co., Ltd	4,000	117
Terumo Corp.	2,400	91
Toray Industries, Inc.	15,000	113
Toyota Motor Corp.	1,900	103
		1,480
Mexico (2.4%)
America Movil S.A. de C.V., Class L ADR	2,300	90
Wal-Mart de Mexico S.A. de C.V. ADR	2,700	92
		182
Netherlands (4.3%)
ING Groep N.V. CVA	3,799	167
Reed Elsevier N.V.	4,791	80
Royal Numico N.V.	1,793	81
		328
Norway (2.4%)
Telenor ASA	8,265	108
TGS Nopec Geophysical Co., ASA (a)	5,000	79
		187
Singapore (3.1%)
DBS Group Holdings Ltd.	8,000	97
Keppel Corp., Ltd.	15,000	140
		237
South Korea (1.2%)
Samsung Electronics Co., Ltd. GDR (b)	268	94
Spain (1.2%)
Banco Popular Espanol S.A.	5,395	89
Sweden (2.2%)
Getinge AB, Class B	5,231	95
Telefonaktiebolaget LM Ericsson ADR	2,200	76
		171
Switzerland (6.9%)
ABB Ltd.	8,500	112
Nestle S.A. ADR (Registered)	1,500	130
Novartis AG (Registered)	1,603	94
Roche Holding AG	528	91
SGS S.A.	95	96
		523
Turkey (0.9%)
Akbank T.A.S. ADR	6,352	65
United Kingdom (9.7%)
Barclays Plc	7,049	89
Capita Group plc	8,360	86
HSBC Holdings plc	5,464	99
Prudential plc	7,867	98
Reckitt Benckiser plc	2,362	98
Royal Bank of Scotland Group Plc	2,947	101
SABMiller plc	4,372	82
Tesco plc	12,634	85
		738
Total Common Stocks (Cost $7,422)		7,416

	Face
	Amount
	(000)
Short-Term Investment (4.8%)
Repurchase Agreement (4.8%)
J.P. Morgan Securities, Inc. 5.25%,
dated 9/29/06, due 10/2/06
repurchase price $366 (Cost $366) (c)	$366	366
Total Investments + (102.0%) (Cost $7,788)		7,782
Liabilities in Exess of Other Assets (-2.0%)		(155)
Net Assets (100%)		$7,627

(a)           Non-income producing security.

(b)	144A Security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $7,788,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,000 of which $283,000 related to appreciated securities and $289,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

International Magnum Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (90.5%)
Australia (2.6%)
AMP Ltd.	66,200	$441
Australia & New Zealand Banking Group Ltd.	10,190	204
BHP Billiton Ltd.	104,000	1,986
Gunns Ltd.	45,100	86
National Australia Bank Ltd.	7,930	217
Newcrest Mining Ltd.	11,650	195
QBE Insurance Group Ltd.	13,400	245
Rio Tinto Ltd.	11,900	622
Westpac Banking Corp.	13,750	233
		4,229
Austria (2.2%)
Andritz AG	5,984	913
Erste Bank der Oesterreichischen Sparkassen AG	21,668	1,349
Telekom Austria AG	56,491	1,425
		3,687
Belgium (0.6%)
AGFA-Gevaert N.V.	17,197	408
Umicore	3,405	504
		912
Finland (2.1%)
Fortum Oyj	53,493	1,425
Kone Oyj, Class B	23,600	1,145
Neste Oil Oyj	27,500	799
		3,369
France (9.9%)
AXA S.A.	37,451	1,381
BNP Paribas	26,808	2,884
Cie Generale d’Optique Essilor International S.A.	10,888	1,115
Electricite de France	14,090	783
France Telecom S.A.	42,640	979
Gaz de France	13,991	557
Lafarge S.A.	7,621	984
LVMH Moet Hennessy Louis Vuitton S.A.	9,131	941
Renault S.A.	4,334	497
Sanofi-Aventis	4,631	412
Schneider Electric S.A.	18,121	2,021
Total S.A.	55,807	3,662
		16,216
Germany (8.0%)
Adidas AG	19,400	913
Allianz AG (Registered)	6,802	1,177
AWD Holding AG	13,096	473
Bayerische Motoren Werke AG	13,922	746
Celesio AG	20,860	1,087
Commerzbank AG	19,305	650
Continental AG	15,426	1,789
Deutsche Bank AG (Registered)	9,528	1,150
E.ON AG	11,575	1,372
Fresenius Medical Care AG	4,038	524
MAN AG	9,628	815
Muenchener Rueckversicherungs AG (Registered)	6,728	1,064
SAP AG	4,903	972
Siemens AG (Registered)	5,460	476
		13,208

Greece (2.1%)
Coca Cola Hellenic Bottling Co. S.A.	26,717	921
EFG Eurobank Ergasias S.A.	19,116	586
National Bank of Greece S.A.	44,948	1,934
		3,441
Hong Kong (3.5%)
BOC Hong Kong Holdings Ltd.	66,000	148
Cheung Kong Holdings Ltd.	19,000	204
China Resources Power Holdings Co.	1,272,000	1,345
CNOOC Ltd.	1,049,000	872
Dah Sing Financial Group Ltd.	7,200	65
Esprit Holdings Ltd.	167,000	1,523
Great Eagle Holdings Co.	138,000	503
Hutchison Whampoa Ltd.	19,000	168
Hysan Development Co., Ltd.	129,000	331
New World Development Ltd.	290,000	500
Techtronic Industries Co.	37,000	55
		5,714
India (0.5%)
ICICI Bank Ltd. ADR	29,200	897
Ireland (2.1%)
Allied Irish Banks plc	41,546	1,106
Anglo Irish Bank Corp. plc	83,760	1,377
CRH plc	26,796	905
		3,388
Israel (0.5%)
Teva Pharmaceutical Industries Ltd. ADR	23,900	815
Italy (1.3%)
Banca Intesa S.p.A. RNC	80,562	530
Banca Monte dei Paschi di Siena S.p.A.	117,307	711
UniCredito Italiano S.p.A.	102,768	853
		2,094
Japan (21.5%)
Amada Co., Ltd.	29,000	291
Astellas Pharma, Inc.	9,900	398
Canon, Inc.	38,500	2,008
Casio Computer Co., Ltd.	66,500	1,340
Credit Saison Co., Ltd.	16,000	675
Dai Nippon Printing Co., Ltd.	17,000	262
Daicel Chemical Industries Ltd.	40,000	277
Daifuku Co., Ltd.	19,000	240
Daiichi Sankyo Co., Ltd.	15,000	425
Daikin Industries Ltd.	12,700	376
Daiwa Securities Group, Inc.	87,000	1,015
Denki Kagaku Kogyo KK	69,000	268
East Japan Railway Co.	38	266
FamilyMart Co., Ltd.	10,200	279
Fuji Machine Manufacturing Co., Ltd.	7,100	136
Fuji Photo Film Co., Ltd.	11,900	434
Fujitec Co., Ltd.	12,000	75
Fujitsu Ltd.	63,000	520
Furukawa Electric Co., Ltd.	55,000	363
Hitachi Capital Corp.	14,500	276
Hitachi High-Technologies Corp.	4,400	124
Hitachi Ltd.	63,000	368
House Foods Corp.	9,300	154
Hoya Corp.	26,500	998
JSR Corp.	46,400	1,021
Kaneka Corp.	32,000	303
Kobe Steel Ltd.	280,000	879
Kubota Corp.	110,000	903
Kurita Water Industries Ltd.	16,100	312
Kyocera Corp.	4,600	394
Kyudenko Corp.	11,000	57
Lintec Corp.	8,300	192
Maeda Road Construction Co., Ltd.	7,000	51
Matsushita Electric Industrial Co., Ltd.	31,000	656

Minebea Co., Ltd.	36,000	197
Mitsubishi Chemical Holdings Corp.	47,000	295
Mitsubishi Corp.	25,800	485
Mitsubishi Heavy Industries Ltd.	93,000	385
Mitsui Mining & Smelting Co., Ltd.	18,000	93
Mitsumi Electric Co., Ltd.	13,200	182
Nagase & Co., Ltd.	13,000	162
NEC Corp.	77,000	423
Nifco, Inc.	10,300	223
Nintendo Co., Ltd.	3,700	762
Nippon Meat Packers, Inc.	16,000	180
Nippon Sheet Glass Co., Ltd.	21,000	99
Nippon Steel Corp.	38,000	156
Nippon Telegraph & Telephone Corp.	54	265
Nissan Motor Co., Ltd.	53,600	600
Nissha Printing Co., Ltd.	3,000	136
Nisshinbo Industries, Inc.	15,000	158
Obayashi Corp.	38,000	268
Ono Pharmaceutical Co., Ltd.	6,300	281
ORIX Corp.	3,460	956
Ricoh Co., Ltd.	28,000	557
Rinnai Corp.	4,800	137
Rohm Co., Ltd.	2,500	232
Ryosan Co., Ltd.	7,600	195
Sanki Engineering Co., Ltd.	4,000	24
Sanwa Shutter Corp.	28,000	159
Sekisui Chemical Co., Ltd.	38,000	320
Sekisui House Ltd.	22,000	333
Sharp Corp.	56,000	960
Shin-Etsu Polymer Co., Ltd.	14,000	201
SMC Corp.	8,000	1,059
Sony Corp.	8,900	360
Sumitomo Realty & Development Co., Ltd.	53,000	1,557
Suzuki Motor Corp.	16,300	414
TDK Corp.	4,800	384
Teijin Ltd.	42,000	226
Terumo Corp.	25,200	956
Toho Co., Ltd.	5,700	116
Tokyo Electric Power Co., Inc.	9,600	276
Toray Industries, Inc.	133,000	1,001
Toshiba Corp.	91,000	590
Toyo Ink Manufacturing Co., Ltd.	21,000	82
Toyoda Gosei Co., Ltd.	4,000	88
Toyota Motor Corp.	29,700	1,614
Tsubakimoto Chain Co.	35,000	162
Yamaha Corp.	16,400	345
Yamaha Motor Co., Ltd.	12,300	326
		35,316
Mexico (0.6%)
America Movil S.A. de C.V., Class L ADR	23,967	944
Netherlands (5.4%)
ING Groep N.V. CVA	51,470	2,264
Royal Dutch Shell plc	65,506	2,161
Royal Numico N.V.	29,317	1,320
TNT N.V.	19,236	730
Unilever N.V. CVA	20,339	500
Wolters Kluwer N.V. CVA	72,441	1,889
		8,864
Norway (1.8%)
Norske Skogindustrier ASA	31,528	474
Telenor ASA	88,525	1,154
TGS Nopec Geophysical Co., ASA (a)	83,596	1,323
		2,951
Singapore (2.2%)
CapitaCommercial Trust REIT	52,420	73
CapitaLand Ltd.	155,000	493

Chartered Semiconductor Manufacturing Ltd. (a)	123,000	94
City Developments Ltd.	43,000	290
DBS Group Holdings Ltd.	66,000	798
Keppel Corp., Ltd.	130,000	1,211
Oversea-Chinese Banking Corp.	41,600	171
SembCorp Industries Ltd.	80,480	170
Singapore Airlines Ltd.	21,000	193
Singapore Press Holdings Ltd.	41,000	106
		3,599
South Korea (0.5%)
Samsung Electronics Co., Ltd. GDR (b)	2,346	823
Spain (1.5%)
Banco Bilbao Vizcaya Argentaria S.A.	43,024	996
Banco Popular Espanol S.A.	57,767	947
Telefonica S.A.	27,616	479
		2,422
Sweden (2.3%)
Atlas Copco AB, Class A	17,094	449
Getinge AB, Class B	46,983	859
Sandvik AB	77,454	888
Telefonaktiebolaget LM Ericsson ADR	23,900	823
Telefonaktiebolaget LM Ericsson, Class B	217,841	755
		3,774
Switzerland (7.6%)
ABB Ltd.	86,000	1,131
Ciba Speciality Chemicals AG (Registered)	8,284	500
Compagnie Financiere Richemont AG, Class A	20,463	985
Credit Suisse Group (Registered)	8,333	482
Nestle S.A. (Registered)	6,179	2,154
Nobel Biocare Holding AG	1,932	475
Novartis AG (Registered)	40,777	2,381
Roche Holding AG	12,058	2,085
SGS S.A. (Registered)	954	961
Swiss Reinsurance (Registered)	11,062	847
Zurich Financial Services AG	2,133	524
		12,525
Turkey (0.4%)
Akbank T.A.S. ADR	67,744	694
United Kingdom (11.3%)
Anglo American plc (London Shares)	22,179	927
AstraZeneca plc	7,631	477
Aviva plc	34,258	502
Barclays plc	75,472	952
British American Tobacco plc	17,793	481
Cadbury Schweppes plc	46,898	499
Capita Group plc	89,546	918
GlaxoSmithKline plc	16,295	434
HSBC Holdings plc	149,599	2,730
Imperial Tobacco Group plc	14,545	485
Man Group plc	29,646	249
Old Mutual plc	190,072	596
Prudential plc	80,070	995
Reckitt Benckiser plc	43,373	1,798
Reed Elsevier plc	124,161	1,377
Rexam plc	48,599	520
Rolls-Royce Group plc (a)	60,600	514
Royal Bank of Scotland Group plc	28,188	971
SABMiller plc	46,834	875
Tesco plc	243,776	1,643
WM Morrison Supermarkets plc	125,653	572
		18,515
Total Common Stocks (Cost $127,111)		148,397

	Face
	Amount (000)
Short-Term Investments (8.1%)
Repurchase Agreement (8.1%)
J.P. Morgan Securities, inc., 5.25%, dated 9/29/06, due 10/2/06, repurchase price $13,267 (Cost $13,261) (c)	$13,261	13,261
Total Investments + (98.6%) (Cost $140,372)		161,658
Other Assets in Excess of Liabilities(1.4%)		2,353
Net Assets (100%)		$164,011

(a)	Non-income producing security.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $140,372,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,286,000 of which $23,575,000 related to appreciated securities and $2,289,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to				In			Appreciation
Deliver		Value	Settlement	Exchange		Value	(Depreciation)
(000)		(000)	Date	For (000)		(000)	(000)
EUR	887	$1,130	12/14/06	USD	1,132	$1,132	$2
EUR	4,881	6,214	12/14/06	USD	6,230	6,230	16
EUR	1,239	1,578	12/14/06	USD	1,581	1,581	3
EUR	2,055	2,616	12/14/06	USD	2,622	2,622	6
GBP	1,990	3,728	12/14/06	USD	3,732	3,732	4
GBP	1,618	3,031	12/14/06	USD	3,034	3,034	3
GBP	853	1,599	12/14/06	USD	1,601	1,601	2
JPY	161,924	1,385	12/14/06	USD	1,390	1,390	5
JPY	228,383	1,953	12/14/06	USD	1,960	1,960	7
JPY	414,051	3,541	12/14/06	USD	3,555	3,555	14
USD	2,597	2,597	12/14/06	AUD	3,467	2,580	(17)
USD	826	826	12/14/06	AUD	1,102	820	(6)
USD	78	78	12/14/06	AUD	104	77	(1)
USD	838	838	12/14/06	AUD	1,125	837	(1)
USD	2,367	2,367	12/14/06	EUR	1,856	2,362	(5)
USD	676	676	12/14/06	EUR	530	674	(2)
USD	4,934	4,934	12/14/06	EUR	3,870	4,927	(7)
USD	1,942	1,942	12/14/06	EUR	1,525	1,941	(1)
USD	1,256	1,256	12/14/06	GBP	669	1,254	(2)
USD	13,495	13,495	12/14/06	GBP	7,191	13,474	(21)
USD	2,436	2,435	12/14/06	GBP	1,298	2,432	(3)
USD	7,580	7,580	12/14/06	GBP	4,037	7,564	(16)
USD	1,628	1,628	12/14/06	GBP	869	1,629	1
USD	305	305	12/14/06	JPY	35,568	304	(1)
USD	732	732	12/14/06	JPY	85,357	730	(2)
USD	4,554	4,554	12/14/06	JPY	530,739	4,539	(15)
USD	158	158	12/14/06	JPY	18,385	157	(1)
USD	4,526	4,526	12/14/06	JPY	527,271	4,509	(17)
		$77,702				$77,647	$(55)

AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:

DJ Euro Stoxx 50 (Germany)	123	$6,104	Dec-06	$167

FTSE 100 Index (United Kingdom)	26	2,914	Dec-06	34

TOPIX Index (Japan)	23	3,145	Dec-06	(46)
				$155

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stock (97.1%)
Advertising Agencies (5.0%)
Focus Media Holdings Ltd. ADR (a)	43,943	$2,545
Lamar Advertising Co., Class A (a)	69,516	3,713
Monster Worldwide, Inc. (a)	182,981	6,622
		12,880
Air Transport (3.0%)
Expeditors International Washington, Inc.	174,144	7,763
Building: Cement (1.0%)
Florida Rock Industries, Inc.	69,114	2,675
Casinos & Gambling (4.0%)
International Game Technology	97,350	4,040
Station Casinos, Inc.	45,704	2,643
Wynn Resorts Ltd. (a)	53,755	3,656
		10,339
Communications Technology (2.4%)
Crown Castle International Corp. (a)	178,090	6,276
Computer Services Software & Systems (3.4%)
Akamai Technologies, Inc. (a)	150,846	7,541
Baidu.Com ADR (a)	15,119	1,323
		8,864
Consumer Electronics (2.5%)
Activision, Inc. (a)	427,137	6,450
Diversified (1.2%)
St. Joe Co. (The)	55,315	3,035
Drugs & Pharmaceuticals (1.8%)
Gen-Probe, Inc. (a)	97,138	4,555
Education Services (3.4%)
Apollo Group, Inc., Class A (a)	99,241	4,887
ITT Educational Services, Inc. (a)	57,182	3,791
		8,678
Electronics: Semi-Conductors/Components (2.5%)
Marvell Technology Group Ltd. (a)	158,884	3,078
Tessera Technologies, Inc. (a)	94,515	3,287
		6,365
Energy — Miscellaneous (6.5%)
Southwestern Energy Co. (a)	146,876	4,387
Ultra Petroleum Corp. (a)	254,009	12,220
		16,607
Financial — Miscellaneous (2.3%)
Brown & Brown, Inc.	83,291	2,545
Chicago Mercantile Exchange Holdings, Inc.	7,301	3,492
		6,037
Foods (1.4%)
WM Wrigley Jr Co.	76,581	3,527
Health Care Services (5.5%)
Dade Behring Holdings, Inc.	184,753	7,420
Stericycle, Inc. (a)	94,799	6,616
		14,036
Homebuilding (3.4%)
Desarrolladora Homex S.A. de CV ADR (a)	105,266	3,975
MDC Holdings, Inc.	42,532	1,976
NVR, Inc. (a)	5,104	2,730
		8,681
Hotel/Motel (3.2%)
Choice Hotels International, Inc.	83,977	3,435
Intercontinental Hotels Group plc ADR	283,005	4,992
		8,427

Investment Management Companies (2.9%)
Calamos Asset Management, Inc., Class A	176,034	5,161
Janus Capital Group, Inc.	118,144	2,330
		7,491
Manufacturing (1.4%)
Pentair, Inc.	138,228	3,620
Medical & Dental Instruments & Supplies (0.9%)
Techne Corp. (a)	46,667	2,373
Paper (0.9%)
MeadWestvaco Corp.	90,758	2,406
Radio & TV Broadcasters (2.2%)
Grupo Televisa S.A. ADR	262,988	5,591
Real Estate Investment Trusts (REIT) (3.8%)
Brookfield Asset Management, Inc., Class A	135,605	6,013
CB Richard Ellis Group, Inc., Class A (a)	150,633	3,705
		9,718
Restaurants (2.6%)
Cheesecake Factory, Inc. (The) (a)	98,154	2,669
Wendy’s International, Inc.	59,688	3,999
		6,668
Retail (6.6%)
Abercrombie & Fitch Co., Class A	115,710	8,040
Amazon.Com, Inc. (a)	191,393	6,148
Expedia, Inc. (a)	173,246	2,716
		16,904
Services: Commercial (10.7%)
ChoicePoint, Inc. (a)	110,866	3,969
Corporate Executive Board Co.	108,338	9,741
Iron Mountain, Inc. (a)	173,766	7,462
Leucadia National Corp.	135,133	3,536
Weight Watchers International, Inc.	62,073	2,752
		27,460
Shipping (2.6%)
C.H. Robinson Worldwide, Inc.	151,224	6,742
Textile Apparel Manufacturers (3.0%)
Coach, Inc. (a)	220,834	7,597
Tobacco (2.7%)
Loews Corp. - Carolina Group	124,216	6,880
Utilities: Gas Pipelines (1.1%)
Questar Corp.	34,262	2,802
Utilities: Telecommunications (3.2%)
NII Holdings, Inc. (a)	134,052	8,333
Total Common Stocks (Cost $223,579)		249,780

	Face
	Amount (000)
Short-Term Investment (2.6%)
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $6,606 (Cost $6,603) (b)	$6,603	6,603
Total Investments + (99.7%) (Cost $230,182)		256,383
Other Assets In Excess of Liabilities (0.3%)		817
Net Assets (100%)		$257,200

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $230,182,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $26,201,000 of which $35,289,000 related to appreciated securities and $9,088,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (99.6%)
Advertising Agencies (0.9%)
Focus Media Holdings Ltd. ADR (a)	8,914	$516
Biotechnology Research & Production (1.0%)
Idexx Laboratories, Inc. (a)	5,733	522
Building: Cement (1.4%)
Texas Industries, Inc.	15,059	784
Communications & Media (1.3%)
CKX, Inc. (a)	36,463	454
FiberTower Corp. (a)	27,757	262
		716
Communications Technology (1.1%)
3Com Corp. (a)	60,439	267
GMarket, Inc. ADR (a)	24,352	354
		621
Computer Services Software & Systems (10.2%)
Baidu.Com ADR (a)	3,264	286
Bankrate, Inc. (a)	11,482	305
Blackboard, Inc. (a)	20,045	531
Convera Corp. (a)	24,896	132
Equinix, Inc. (a)	23,606	1,419
IHS, Inc. (a)	42,117	1,351
SkillSoft plc ADR (a)	149,227	953
Websense, Inc. (a)	25,249	546
		5,523
Consumer Electronics (1.1%)
CNET Networks, Inc. (a)	63,296	606
Consumer Staples — Miscellaneous (1.6%)
Peet’s Coffee & Tea, Inc. (a)	22,143	554
Spectrum Brands, Inc. (a)	37,470	316
		870
Diversified (1.1%)
Beacon Roofing Supply, Inc. (a)	29,387	595
Drugs & Pharmaceuticals (5.6%)
Adams Respiratory Therapeutics, Inc. (a)	13,246	485
Flamel Technologies ADR (a)	12,618	237
Gen-Probe, Inc. (a)	15,857	743
Medicis Pharmaceutical Corp., Class A	34,222	1,107
Noven Pharmaceuticals, Inc. (a)	18,114	437
		3,009
Education Services (4.9%)
Ambassadors Group, Inc.	35,641	1,008
Strayer Education, Inc.	15,185	1,643
		2,651
Electronics (0.4%)
Omnivision Technologies, Inc. (a)	14,232	203
Electronics: Medical Systems (0.7%)
Hologic, Inc. (a)	8,360	364
Electronics: Semi-Conductors/Components (2.0%)
Tessera Technologies, Inc. (a)	30,503	1,061
Energy — Miscellaneous (1.2%)
Quicksilver Resources, Inc. (a)	20,516	654
Engineering & Contracting Services (2.1%)
Grupo Aeroportuario del Pacifico S.A. de CV ADR	33,264	1,131
Entertainment (1.1%)
Vail Resorts, Inc. (a)	15,280	611

Forest Products (0.7%)
Deltic Timber Corp.	8,041	383
Health Care — Miscellaneous (0.5%)
Visicu, Inc. (a)	27,844	250
Health Care Services (2.1%)
Stericycle, Inc. (a)	16,101	1,124
Homebuilding (4.1%)
Brookfield Homes Corp.	14,790	416
Desarrolladora Homex S.A. de CV ADR (a)	35,406	1,337
Meritage Homes Corp. (a)	10,643	443
		2,196
Hotel/Motel (2.1%)
Gaylord Entertainment Co. (a)	25,939	1,137
Household Furnishings (1.9%)
Select Comfort Corp. (a)	47,115	1,031
Industrial Products (0.7%)
Mueller Water Products, Inc. (a)	26,482	387
Investment Management Companies (3.3%)
Greenhill & Co., Inc.	27,008	1,810
Leisure Time (3.0%)
Pool Corp.	27,156	1,046
WMS Industries, Inc. (a)	20,750	606
		1,652
Machinery: Industrial/Specialty (0.7%)
Middleby Corp. (a)	4,787	369
Medical & Dental Instruments & Supplies (2.4%)
Techne Corp. (a)	25,204	1,282
Oil: Crude Producers (0.7%)
GMX Resources, Inc. (a)	12,742	400
Oil: Integrated Domestic (0.9%)
Delta Petroleum Corp. (a)	21,805	491
Printing & Copying Services (0.9%)
VistaPrint Ltd. (a)	18,668	484
Publishing — Miscellaneous (2.3%)
Morningstar, Inc. (a)	33,626	1,241
Real Estate Investment Trusts (REIT) (1.2%)
Consolidated-Tomoka Land Co.	1,205	77
Jones Lang LaSalle, Inc.	6,485	555
		632
Restaurants (4.9%)
BJ’s Restaurants, Inc. (a)	33,153	730
Chipotle Mexican Grill, Inc. (a)	14,835	737
P.F. Chang’s China Bistro, Inc. (a)	35,289	1,225
		2,692
Retail (12.0%)
AFC Enterprises (a)	50,664	731
Blue Nile, Inc. (a)	36,225	1,317
Build-A-Bear Workshop, Inc. (a)	28,657	652
Citi Trends, Inc. (a)	20,246	699
Ctrip.com International Ltd. ADR	16,756	753
J Crew Group, Inc. (a)	33,045	994
Krispy Kreme Doughnuts, Inc. (a)	31,100	252
Pantry, Inc. (The) (a)	9,519	537
Tractor Supply Co. (a)	11,612	560
		6,495
Service Organizations (1.1%)
Steiner Leisure Ltd. (a)	14,790	622
Services: Commercial (8.4%)
Advisory Board Co. (The) (a)	32,165	1,625
Coinstar, Inc. (a)	16,855	485
Copart, Inc. (a)	22,116	624
CoStar Group, Inc. (a)	24,537	1,014
Macquarie Infrastructure Co. Trust	26,055	812
		4,560
Technology — Miscellaneous (0.4%)
Housevalues, Inc. (a)	34,247	200

Telecommunications Equipment (2.3%)
SBA Communications Corp. (a)	51,525	1,254
Textile Apparel Manufacturers (0.8%)
Carter’s, Inc. (a)	16,830	444
Toys (1.4%)
Marvel Entertainment, Inc. (a)	30,621	739
Truckers (2.3%)
Landstar System, Inc.	28,704	1,226
Utilities: Telecommunications (0.8%)
IDT Corp., Class B (a)	28,858	416
Total Common Stocks (Cost $50,748)		53,954

	Face
	Amount (000)
Short-Term Investment (0.8%)
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $406 (Cost $406) (b)	$406	406
Total Investments + (100.4%) (Cost $51,154)		54,360
Liabilities in Excess of Other Assets (-0.4%)		(192)
Net Assets (100%)		$54,168

(a)	Non-income producing security
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investments in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $51,154,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,206,000 of which $6,745,000 related to appreciated securities and $3,539,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (92.3%)
Aerospace & Defense (2.2%)
Goodrich Corp.	251,440	$10,188
Airlines (2.0%)
Southwest Airlines Co.	549,640	9,157
Biotechnology (2.9%)
Applera Corp. - Applied Biosystems Group	402,040	13,312
Capital Markets (9.6%)
AG Edwards, Inc.	150,040	7,994
Amvescap plc ADR	433,310	9,498
Charles Schwab Corp. (The)	508,220	9,097
Lazard Ltd.	208,240	8,326
Northern Trust Corp.	148,450	8,674
		43,589
Chemicals (9.1%)
Albemarle Corp.	200,560	10,896
International Flavors & Fragrances, Inc.	522,220	20,649
Nalco Holding Co. (a)	531,000	9,834
		41,379
Commercial Services & Supplies (0.7%)
Manpower, Inc.	49,300	3,021
Computers & Peripherals (3.3%)
Diebold, Inc.	348,650	15,177
Containers & Packaging (2.6%)
Sealed Air Corp.	221,490	11,987
Diversified Telecommunication Services (2.4%)
CenturyTel, Inc.	278,390	11,044
Energy Equipment & Services (1.0%)
Cameron International Corp. (a)	96,450	4,660
Food & Staples Retailing (1.1%)
Safeway, Inc.	159,420	4,838
Food Products (5.3%)
ConAgra Foods, Inc.	588,250	14,400
Tyson Foods, Inc., Class A	603,430	9,583
		23,983
Health Care Equipment & Supplies (2.7%)
Beckman Coulter, Inc.	214,060	12,321
Health Care Providers & Services (3.2%)
Healthsouth Corp. (a)	1,610,980	7,990
Tenet Healthcare Corp. (a)	785,780	6,396
		14,386
Hotels Restaurants & Leisure (0.5%)
OSI Restaurant Partners, Inc.	70,650	2,240
Household Durables (4.4%)
Newell Rubbermaid, Inc.	354,550	10,041
Snap-On, Inc.	225,230	10,034
		20,075
Independent Power Producers & Energy Traders (2.1%)
Constellation Energy Group, Inc.	160,719	9,515
Industrial Conglomerates (1.0%)
Mcdermott International, Inc. (a)	104,890	4,384
Insurance (11.1%)
ACE Ltd.	231,060	12,646
Allied World Assurance Holdings Ltd. (a)	291,550	11,779
Aspen Insurance Holdings Ltd.	121,500	3,138
Conseco, Inc. (a)	309,540	6,497
Marsh & McLennan Cos., Inc.	452,450	12,737

Security Capital Group, Inc. (a)	145,230	3,478
		50,275
Internet & Catalog Retail (0.6%)
Amazon.Com, Inc. (a)	80,250	2,578
Multi-Utilities (2.2%)
Wisconsin Energy Corp.	234,120	10,100
Oil, Gas & Consumable Fuels (1.8%)
Amerada Hess Corp.	198,850	8,236
Personal Products (1.5%)
Avon Products, Inc.	215,940	6,621
Pharmaceuticals (3.5%)
Kos Pharmaceuticals, Inc. (a)	132,650	6,555
Watson Pharmaceuticals, Inc. (a)	360,100	9,424
		15,979
Real Estate (2.6%)
KKR Financial Corp. REIT	490,000	12,025
Semiconductors & Semiconductor Equipment (2.2%)
Linear Technology Corp.	320,610	9,977
Software (3.7%)
Cognos, Inc. (a)	464,000	16,936
Specialty Retail (2.2%)
Office Depot, Inc. (a)	254,790	10,115
Thrifts & Mortgage Finance (2.5%)
Hudson City Bancorp, Inc.	865,760	11,471
Tobacco (2.3%)
UST, Inc.	191,260	10,487
Total Common Stocks (Cost $364,826)		420,056
Investment Company (0.9%)
Capital Markets (0.9%)
StreetTRACKS Gold Trust (Cost $3,218) (a)	67,990	4,041

	Face
	Amount (000)
Short-Term Investment (7.0%)
Repurchase Agreement (7.0%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $31,988 (Cost $31,974) (b)	$31,974	31,974
Total Investments + (100.2%) (Cost $400,018)		456,071
Liabilities in Exess of Other Assets (-0.2%)		(1,138)
Net Assets (100%)		$454,933

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $400,018 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $56,053,000 of which $63,929,000 related to appreciated securities and $7,876,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (95.8%)
Diversified (4.3%)
CentraCore Properties Trust REIT	390,736	$12,406
Forest City Enterprises, Inc., Class A	469,793	25,510
Spirit Finance Corp. REIT	189,980	2,205
Vornado Realty Trust REIT	530,625	57,838
		97,959
Health Care (4.5%)
Cogdell Spencer, Inc. REIT	218,350	4,531
Health Care Property Investors, Inc. REIT	491,275	15,254
LTC Properties, Inc. REIT	63,874	1,549
Senior Housing Properties Trust REIT	1,744,115	37,219
Sunrise Senior Living REIT	1,814,160	16,636
Tenet Healthcare Corp. (a)	2,498,090	20,335
Universal Health Reality Income Trust REIT	168,030	6,024
Windrose Medical Properties Trust REIT	103,960	1,838
		103,386
Industrial (3.6%)
AMB Property Corp. REIT	725,900	40,005
Keystone Industrial Fund L.P. (b)(c)	1,931,332	1,931
Prologis REIT	700,875	39,992
		81,928
Lodging/Resorts (15.6%)
Gaylord Entertainment Co. (a)	218,302	9,572
Hersha Hospitality Trust REIT	484,300	4,649
Hilton Hotels Corp.	3,142,467	87,518
Host Hotels & Resorts, Inc. REIT	4,467,131	102,431
Legacy Hotels REIT	2,148,592	18,473
Morgans Hotel Group Co. (a)	1,101,300	13,766
Starwood Hotels & Resorts Worldwide, Inc.	2,065,004	118,098
		354,507
Office (20.5%)
Beacon Capital Partners, Inc. (a)(b)(c)(d)	271,300	818
Boston Properties, Inc. REIT	1,199,653	123,972
Brandywine Realty Trust REIT	1,300,615	42,335
BRCP REIT LLC I (b)(c)	3,755,790	2,595
Brookfield Properties Corp.	2,583,775	91,259
Cabot 2 Industrial Value Fund L.P. (b)(c)	3,600	1,800
Equity Office Properties Trust REIT	2,611,541	103,835
Mack-Cali Realty Corp. REIT	964,900	49,982
Parkway Properties, Inc. REIT	38,591	1,794
Reckson Associates Realty Corp. REIT	147,935	6,331
Republic Property Trust REIT	464,180	5,115
SL Green Realty Corp. REIT	199,970	22,337
Trizec Properties, Inc. REIT	538,729	15,575
		467,748
Office/Industrial — Mixed (1.3%)
Highwoods Properties, Inc. REIT	36,575	1,361
Liberty Property Trust REIT	604,261	28,878
		30,239
Paper (0.6%)
Plum Creek Timber Co., Inc. REIT	434,740	14,798
Residential Apartments (18.9%)
American Campus Communities, Inc. REIT	295,870	7,548
Apartment Investment & Management Co. REIT	139,230	7,575
Archstone-Smith Trust REIT	1,356,289	73,836
Atlantic Gulf Communities Corp. (b)(d)	261,572	@—
AvalonBay Communities, Inc. REIT	824,484	99,268

BRE Properties, Inc. REIT	383,040	22,879
Brookfield Homes Corp.	699,432	19,696
Equity Residential REIT	2,279,948	115,320
Essex Property Trust, Inc. REIT	323,398	39,260
Post Properties, Inc. REIT	802,095	38,116
United Dominion Realty Trust, Inc. REIT	208,700	6,303
		429,801
Residential Manufactured Homes (1.2%)
Equity Lifestyle Properties, Inc. REIT	582,883	26,644
Retail Regional Malls (14.0%)
General Growth Properties, Inc. REIT	991,076	47,225
Macerich Co. (The) REIT	799,389	61,041
Simon Property Group, Inc. REIT	2,187,117	198,196
Taubman Centers, Inc. REIT	289,642	12,866
		319,328
Retail Strip Centers (6.4%)
Acadia Realty Trust REIT	314,960	8,032
BPP Liquidating Trust REIT (c)(d)	227,282	12
Cedar Shopping Centers, Inc. REIT	179,300	2,899
Developers Diversified Realty Corp. REIT	121,850	6,794
Federal Realty Investment Trust REIT	713,943	53,046
Heritage Property Investment Trust REIT	46,910	1,710
Kimco Realty Corp. REIT	56,900	2,439
Pan Pacific Retail Properties, Inc. REIT	41,325	2,869
Ramco-Gershenson Properties Trust REIT	51,200	1,636
Regency Centers Corp. REIT	949,025	65,255
		144,692
Self Storage (4.9%)
Public Storage, Inc. REIT	1,310,544	112,694
Total Common Stocks (Cost $1,447,220)		2,183,724
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(b)(d)	79,420	@—
Atlantic Gulf Communities Corp., Series B (a)(b)(c)(d)	2,003	@—
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(c)(d)	57,048	@—
Total Preferred Stocks (Cost $1,488)		@—

	Face
	Amount (000)
Short-Term Investment (4.5%)
Repurchase Agreement (4.5%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $101,829 (Cost $101,784) (e)	$101,784	101,784
Total Investments + (100.3%) (Cost $1,550,492)		2,285,508
Liabilities in Excess of Other Assets (-0.3%)		(6,784)
Net Assets (100%)		$2,278,724

(a)	Non-income producing security.
(b)

Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., was acquired 5/97 - 6/97 and has a current cost basis of $1,404,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 2/00 and has a current cost basis of $794,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Beacon Capital Partners, Inc. REIT acquired 3/98 and has a current cost basis of $818,000. BRCP REIT LLC I was acquired 5/03 - 1/06 and has a current cost basis of $2,595,000.

Cabot 2 Industrial Value Fund L.P. was acquired 11/05 - 8/06 and has a current cost basis of $1,800,000. Keystone Industrial Fund L.P. was acquired 10/05 - 9/06 and has a current cost basis of $1,931,000 At September 30, 2006, these securities had an aggregate market value of $7,144,000, representing 0.3% of net assets.

(c)	Security has been deemed illiquid at September 30, 2006.
(d)	Security was valued at fair value — At September 30, 2006, the Portfolio held $6,144,000 of fair valued securities, representing 0.3% of net assets.
(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corp., 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,550,492,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $735,016,000 of which $748,938,000 related to appreciated securities and $13,922,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Value Portfolio

Third Quarter Report

September 30, 2006 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (96.1%)
Airlines (0.3%)
Southwest Airlines Co.	14,000	$233
Beverages (2.6%)
Anheuser-Busch Cos., Inc.	9,400	447
Coca-Cola Co. (The)	28,700	1,282
		1,729
Capital Markets (2.2%)
Bank of New York Co., Inc. (The)	19,600	691
Merrill Lynch & Co., Inc.	10,300	806
		1,497
Chemicals (3.1%)
E.I. du Pont de Nemours & Co.	37,400	1,602
Rohm & Haas Co.	10,500	497
		2,099
Commercial Banks (6.2%)
Barclays plc	2,600	132
PNC Financial Services Group, Inc.	11,600	840
SunTrust Banks, Inc.	4,100	317
U.S. Bancorp	9,600	319
Wachovia Corp.	24,513	1,368
Wells Fargo & Co.	33,000	1,194
		4,170
Communications Equipment (0.7%)
Cisco Systems, Inc. (a)	16,200	373
Nokia Oyj ADR	6,000	118
		491
Computers & Peripherals (2.1%)
Dell, Inc. (a)	32,800	749
Hewlett-Packard Co.	6,600	242
International Business Machines Corp.	5,400	443
		1,434
Diversified Financial Services (8.5%)
Bank of America Corp.	46,700	2,502
Citigroup, Inc.	50,600	2,513
JPMorgan Chase & Co.	16,500	775
		5,790
Diversified Telecommunication Services (8.6%)
AT&T, Inc.	63,900	2,081
Embarq Corp.	2,840	137
Sprint Nextel Corp.	67,600	1,159
Verizon Communications, Inc.	66,600	2,473
		5,850
Electric Utilities (1.0%)
American Electric Power Co., Inc.	14,800	538
FirstEnergy Corp.	2,300	129
		667
Food & Staples Retailing (2.4%)
Wal-Mart Stores, Inc.	33,200	1,637
Food Products (3.9%)
Cadbury Schweppes plc ADR	8,000	342
Kraft Foods, Inc.	31,600	1,127
Unilever N.V. (NY Shares)	47,500	1,166
		2,635

Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp. (a)	26,900	398
Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	8,900	585
Household Products (2.0%)
Kimberly-Clark Corp.	20,400	1,333
Industrial Conglomerates (0.6%)
General Electric Co.	10,700	378
Information Technology Services (0.7%)
First Data Corp.	10,500	441
Insurance (6.6%)
Aflac, Inc.	7,200	329
American International Group, Inc.	9,600	636
Berkshire Hathaway, Inc., Class B (a)	100	317
Chubb Corp.	24,580	1,277
Genworth Financial, Inc.	5,600	196
Hartford Financial Services Group, Inc.	2,600	226
Metlife, Inc.	7,200	408
St. Paul Travelers Cos., Inc. (The)	14,520	681
Torchmark Corp.	6,700	423
		4,493
Internet & Catalog Retail (0.8%)
Liberty Media Corp.- Capital (a)	26,500	540
Internet Software & Services (0.3%)
McAfee, Inc. (a)	9,300	227
Media (10.2%)
Clear Channel Communications, Inc.	40,876	1,179
Comcast Corp., Class A (a)	38,500	1,419
Gannett Co., Inc.	5,300	301
Liberty Media Corp.- Interactive (a)	5,320	445
News Corp., Class B	29,800	615
Time Warner, Inc.	64,800	1,181
Viacom, Inc., Class B (a)	26,750	995
Walt Disney Co.	24,700	763
		6,898
Metals & Mining (2.1%)
Alcoa, Inc.	50,000	1,402
Multiline Retail (0.5%)
Federated Department Stores, Inc.	7,944	343
Oil, Gas & Consumable Fuels (0.6%)
Total S.A. ADR	6,200	409
Paper & Forest Products (3.6%)
International Paper Co.	71,275	2,468
Pharmaceuticals (16.5%)
Abbott Laboratories	16,900	821
Bristol-Myers Squibb Co.	69,600	1,735
Eli Lilly & Co.	15,200	866
GlaxoSmithKline plc ADR	35,700	1,900
Pfizer, Inc.	50,400	1,429
Roche Holding AG ADR	13,700	1,181
Sanofi-Aventis ADR	16,100	716
Schering-Plough Corp.	60,300	1,332
Wyeth	23,900	1,215
		11,195
Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	42,500	874
KLA-Tencor Corp.	6,800	303
		1,177
Software (0.5%)
Microsoft Corp.	12,800	350
Specialty Retail (0.3%)
Lowe’s Cos., Inc.	6,100	171

Thrifts & Mortgage Finance (4.6%)
Fannie Mae	6,600	369
Freddie Mac	41,800	2,773
		3,142
Tobacco (1.4%)
Altria Group, Inc.	12,600	965
Total Common Stocks (Cost $57,519)		65,147

	Face
	Amount (000)
Short-Term Investment (4.6%)
Repurchase Agreement (4.6%)
J.P. Morgan Securities, Inc. 5.25%, dated 9/29/06, due 10/2/06 repurchase price $3,158 (Cost $3,157) (b)	$3,157	3,157
Total Investments + (100.7%) (Cost $60,676)		68,304
Liabilities in Exess of Other Assets (-0.7%)		(496)
Net Assets (100%)		$67,808

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,401,259,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 10/2/06 to 10/23/35; Federal Home Loan Bank, 0.00% to 6.94%, due 10/2/06 to 7/15/36; Federal Home Loan Mortgage Corporation, 0.00% to 6.94%, due 10/10/06 to 9/7/21; Federal National Mortgage Association, 0.00% to 10.35%, due 10/5/06 to 3/11/19; Tennessee Valley Authority, 5.38% to 7.13%, due 11/13/08 to 4/1/36 which had a total value of $1,429,288,878. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt.
+

At September 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $60,676,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $7,628,000 of which $8,785,000 related to appreciated securities and $1,157,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2006